Registration No. 333-71853
& 811-09225

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒
Thrivent Variable Annuity Account II
(Exact Name of Registrant)
THRIVENT FINANCIAL FOR LUTHERANS
(Name of Depositor)
625 Fourth Avenue South, Minneapolis, Minnesota 55415
(Address of Depositor's Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-2347
Cynthia K. Mueller
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2018 pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
Title of securities being registered: Units of interest in single premium immediate variable annuity certificates.

Thrivent Variable Annuity Account II
Prospectus For
Single Premium Immediate Variable Annuity
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This Prospectus describes the individual single premium immediate variable annuity Contract (the “Contract”) which was issued by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us,” or “our”), a fraternal benefit society organized under Wisconsin law. We no longer issue new Contracts.
We allocate net premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account II (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays guaranteed periodic payments).
The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:
Thrivent Aggressive Allocation Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Government Bond Portfolio
Thrivent Growth and Income Plus Portfolio*
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Portfolio

Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner All Cap Portfolio
(subadvised by FIAM LLC)
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Partner Healthcare Portfolio
(subadvised by BlackRock Investment Management, LLC )
Thrivent Partner Worldwide Allocation Portfolio
(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P. and
Principal Global Investors, LLC)
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio

*The Thrivent Series Fund, Inc. Board of Directors has approved the merger of the Thrivent Growth and Income Plus Portfolio into the Thrivent Moderately Aggressive Allocation Portfolio pending approval by their respective shareholders of record at a special shareholder meeting to be held on or about June 21, 2018. The merger, if approved, would occur on or about June 28, 2018. The Portfolio will be closed to new investment elections after the close of business on April 27, 2018. If you already invest in the affected Subaccount, you can continue to invest in the Subaccount until the merger has been completed.
Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2018. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 34 of this Prospectus.
An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this Prospectus is April 30, 2018.

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Definitions
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Annuitant. The person on whose life or life expectancy the Contract is based.
Annuity Payment. One of a series of periodic distributions.
Annuity Payment Date. The date of the month on which you elect to receive Annuity Payments.
Annuity Payment Period. The period during which Annuity Payments are made.
Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.
Contract. The Contract between you and us providing the single premium immediate variable annuity.
Contract Anniversary. The same date in each year as the Issue Date.
Contract Year. A period beginning on a Contract Anniversary and ending on the day immediately preceding the next Contract Anniversary.
Code. The Internal Revenue Code of 1986, as amended.
Fixed Account. Part of the general account of Thrivent Financial, which includes all of Thrivent Financials assets other than those in any Variable Account of Thrivent Financial.
Funds. Thrivent Series Fund, Inc.
Issue Date. The effective date of the Contract, generally the date on which we apply your premium.
Medallion Signature Guarantee. A stamp provided by a financial institution that guarantees your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403(b), 408 or 408A of the Code.
Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Subaccount. A division of the Variable Account that invests exclusively in shares of a single portfolio of the fund.
Valuation Date. Any date we are open for business and the New York Stock Exchange is open for regular trading. The Valuation Date ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period. The period of time from the end of one Valuation Date to the end of the next Valuation Date.
Variable Account. Thrivent Variable Annuity Account II, which is separate from Thrivent Financial’s general account.
Written Request. A written request or notice provided by the owner, received in good order by Thrivent Financial at its Service Center and satisfactory in form and content to Thrivent Financial.

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Fee and Expense Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Contract Fees and Charges.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. No state premium taxes are deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Transfer Charge (after 12 free transfers per Contract Year)	$25 [1]
Maximum Commuted Value Charge (if surrendered)	2% [2]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Periodic Fees and Expenses other than Fund Expenses
Mortality and Expense Risk Charge	1.25%
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2017, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
Total Annual Portfolio Operating Expenses3
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees and other expenses)	3.61%	0.25%
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
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Examples4
The following two examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: If you select a life income payment option with a 10-year guaranteed Payment

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$196	$ 448	$ 700	$1,337
Maximum Portfolio Expenses:	$577	$1,410	$2,187	$3,908
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$138	$ 412	$ 682	$1,337
Maximum Portfolio Expenses:	$467	$1,346	$2,157	$3,908

Example 2: If you select a 20-year fixed period income payment option

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$ 504	$ 698	$ 875	$1,231
Maximum Portfolio Expenses:	$1,149	$1,818	$2,393	$3,450
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$ 134	$ 389	$ 624	$1,108
Maximum Portfolio Expenses:	$ 454	$1,273	$1,977	$3,277

Notes to Fee and Expense Tables:
1 You are allowed 12 free transfers between the Subaccounts in each Contract Year. Subsequent transfers will incur a $25 transfer charge.
2 If you surrender or withdraw from the Contract, we will pay you the commuted value of the future payments for the remaining guaranteed payment period. We calculate the commuted value you receive for the Fixed Account using an interest rate that is currently 0.5% greater than the rate used to determine the Annuity Payments. For variable Subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the commuted value, the contract has an indirect surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the Contract will be less than you would receive had you chosen to continue receiving Annuity Payments.
3 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (minimum and maximum) of total operating expenses charged by the Portfolios was between 0.25% to 1.20%. The reimbursements may be discontinued at any time.
4 For both examples, the following assumptions are used: portfolio operating expenses ranging from 3.61% to 0.25%.
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Summary
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Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.
The Contract
The Contract along with any riders or endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. The Contract is an individual single premium immediate variable annuity that allows you to receive periodic payments whose amounts are adjusted up or down according to the performance of various underlying Subaccounts you select.
Investment Options
The Contract offers a choice of a number of variable investment options. You bear the investment risk as to the performance of the variable investment options. The Contract also offers a Fixed Account option. Premiums allocated to the Fixed Account will fund guaranteed periodic payments.
Free Look Period
You may cancel your Contract within 10 days starting on the day you receive it. This 10-day period is called the free look period. Some states require that we provide you a longer free look period. In some states we may restrict the initial premium allocation to the Thrivent Money Market Subaccount during the Free Look Period.
Withdrawals and Surrenders
Unless your Contract is irrevocable, you may withdraw from or surrender the Contract for its commuted value. If you take a withdrawal from or surrender the Contract before attaining age 59 1⁄2, you may be subject to a 10% premature distribution penalty tax in addition to ordinary income tax.
Transfers
You may transfer all or a part of your Contract’s value among the Subaccounts or from the Subaccounts to the Fixed Account subject to certain limitations. We do not allow transfers from the Fixed Account. You may make up to twelve transfers per contract year without a fee. Certain other restrictions apply to transfers.
Annuity Payment Amount
We determine the amount of your Annuity Payment based upon your premium, the Annuity Payment option you choose, and the investment allocations that you select.
Federal Tax Status
All or a portion of every distribution or Annuity Payment will generally be taxable as ordinary income. The taxable portion of most distributions will be subject to withholding unless the payee elects otherwise. There may be tax penalties if you take a distribution before reaching age 59 1⁄2. Current tax laws may change at any time.
Death proceeds are taxable and generally are included in the income of the recipient as follows:
♦	If payments from a life income with a guaranteed payment period are continued, they are taxed only after the remaining investment in the contract has been recovered.
♦	Other payments are taxed as annuity income payments.
♦	If distributed in a lump sum, they are taxed in the same manner as a full surrender.
Condensed Financial Information
Condensed financial information containing the accumulated unit value history appears at the end of this Prospectus in Appendix A.

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Thrivent Financial and the Variable Account
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Thrivent Financial
Thrivent Financial is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
The Variable Account
The Variable Account is a separate account of ours, which was established in 1999. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

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Investment Options
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Variable Investment Options and the Subaccounts
You may allocate the premiums paid under the Contract and transfer from the Variable Account to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Government Bond Subaccount	Thrivent Government Bond Portfolio
Thrivent Growth and Income Plus Subaccount*	Thrivent Growth and Income Plus Portfolio*
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Subaccount	Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
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Investment Options
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Portfolio	Investment Objective
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Government Bond Portfolio	To seek total return, consistent with preservation of capital.
Thrivent Growth and Income Plus Portfolio*	To seek long-term capital growth and income.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index**.
Thrivent Large Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index**.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Partner Worldwide Allocation Portfolio	To seek long-term capital growth.
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Investment Options
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Portfolio	Investment Objective
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Growth Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index**.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
*The Thrivent Series Fund, Inc. Board of Directors has approved the merger of the Thrivent Growth and Income Plus Portfolio into the Thrivent Moderately Aggressive Allocation Portfolio pending approval by their respective shareholders of record at a special shareholder meeting to be held on or about June 21, 2018. The merger, if approved, would occur on or about June 28, 2018. The Portfolio will be closed to new investment elections after the close of business on April 27, 2018. If you already invest in the affected Subaccount, you can continue to invest in the Subaccount until the merger has been completed.
** The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual

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Investment Options
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investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to other insurance company separate accounts not affiliated with us. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

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Investment Options
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Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
BlackRock Investment Management, LLC.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
FIAM LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.

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Investment Options
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If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a Portfolio to new investment, but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote, the date the combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the
Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
The number of votes which a Contract Owner or person entitled to receive Annuity Payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive Annuity Payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive Annuity Payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

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Investment Options
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Fixed Account
You may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested in our general account assets. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.
Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.
A Maintenance of Solvency provision is a legal requirement of a fraternal benefit society. Please see Maintenance of Solvency for more information. The Maintenance of Solvency provision applies to the Fixed Account in this Contract. The provision is only invoked in the event the reserves of our fraternal benefit society become impaired. If our reserves become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a debt against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the debt. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

The Contract
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Crediting and Allocating Your Premium Payment
You may allocate your premium to any Subaccount of the Variable Account and/or the Fixed Account. Your allocation must be in whole percentages and total 100% of the premium. You may not allocate less than $50 to any Subaccount or the Fixed Account. We will allocate your premium according to your allocation instructions on your application. If you do not designate premium allocation percentages, we will treat your application as not in good order. We reserve the right to limit the number of allocations to subaccounts and fixed account to no more than 40.
If your application is in good order, we will allocate the premium to your chosen Subaccount(s) and/or Fixed Account (or in certain states, to the Thrivent Money Market Subaccount, as discussed below) within two days of receipt of the completed application and premium at our Service Center. If we determine the application is not in good order, we will attempt to complete the application within five business days. If the application is not complete at the end of this period, we will inform you of the reason for the delay and the premium will be returned immediately unless you specifically consent to our keeping the premium until the application is complete. We determine the annuity unit value (AUV) of each Subaccount at the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time). We do not purchase or redeem any annuity units on any day that Thrivent Financial is not open for business. Requests received after the close of the New York Stock Exchange are processed the next Valuation Date.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone if we receive proper authorization from you.

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The Contract
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We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.
Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Account may be deferred up to six months.
Owners, Payees and Annuitants
You, as owner, are typically the recipient of all distributions under the Contract. Unless the owner is an entity, the owner is also the Annuitant. As owner, you can name beneficiaries, and make transfers between Subaccounts and to the Fixed Account. You will receive all Annuity Payments during the Annuitant’s lifetime, unless you designate another person or entity as the payee. Keep in mind that if you designate another person or entity as payee, you may still be responsible for any income tax payable on the payments.
In the event the Annuitant(s) dies during the guaranteed payment period, the death proceeds will be payable to the named beneficiary. We use the Annuitant’s life to determine the amount and duration of any Annuity Payments.
Under certain circumstances other entities, such as trusts, may purchase Thrivent Financial products but are not eligible for membership.
Adult and Juvenile Contracts
We issue adult Contracts to applicants who are age 16 or older who become benefit members of Thrivent Financial. We issue juvenile Contracts when the proposed Annuitant is younger than age 16, but is otherwise eligible for benefit membership. Juvenile Contracts will only be issued with a Fixed Period income.
In the case of the adult Contract, the Annuitant must be 16 years of age or older. Typically, the applicant of the Contract is the owner and Annuitant of the Contract. While the Annuitant is alive, the owner of the Contract may exercise every right and enjoy every benefit provided in the Contract. The person who applies for

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The Contract
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the Contract becomes a benefit member of Thrivent Financial upon our approval of the membership application.
For the juvenile Contract, a juvenile is named as the Annuitant and owner of the Contract. However, because of age, the juvenile cannot exercise the rights of ownership. Therefore, an adult must apply on behalf of the juvenile and retain control over the Contract. The adult applicant controller exercises certain rights of ownership on behalf of the juvenile Annuitant. These rights are described in the Contract. The adult controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.
Transfer of control to the juvenile Annuitant will take place at the first Contract Anniversary date following the earlier of:
♦	the Annuitant’s 21st birthday; or
♦	the Annuitant’s 16th birthday after the adult controller transfers control to the Annuitant in writing; or
♦	the death of the adult controller after the Annuitant’s 16th birthday.
If the person who has control of the Contract dies before the Annuitant gains control, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the Annuitant, we may transfer control of the Contract to some other eligible person according to our bylaws.
The juvenile Annuitant will become a benefit member of Thrivent Financial on the first Contract Anniversary date on or following the juvenile’s 16th birthday.
Beneficiaries
You may name one or more beneficiaries to receive the death proceeds payable under the Contract, if any. If no beneficiary has been named or the beneficiary does not survive the Annuitant, the death proceeds will be paid to you, if living, otherwise to your estate (in accordance with applicable state law). Thrivent Financial bylaws list persons eligible to be beneficiaries. You may designate beneficiaries as either first, second or third class. Unless otherwise specified, we will distribute death proceeds in the following order to beneficiaries:
♦	equally to the beneficiaries in the first class. If none are living, then;
♦	equally to the beneficiaries in the second class. If none are living, then;
♦	equally to the beneficiaries in the third class.
If a beneficiary dies within 15 days after the death of the Annuitant, we will consider the beneficiary to have died before the Annuitant for purposes of paying the death proceeds.
No beneficiary change shall take effect unless received by Thrivent Financial at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent Financial while the insured was alive. Such beneficiary change shall be null and void where Thrivent Financial has made a good faith payment of the proceeds or has taken other action before receiving the change.
If you elect not to have a guaranteed payment period or all Annuitants live beyond the guaranteed payment period, no death proceeds will be payable.
Assignment of Ownership
The Contract cannot be sold, assigned, discounted, or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose.

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Annuity Payments
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Selecting an Annuity Payment Option
The annuity payment option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of payment, and the amount of the first Annuity Payment. You must select the Annuity Payment option when applying for the Contract. You may not change the type of Annuity Payment option once we issue the Contract.
If you choose a life income payment option, you must elect to characterize your Contract and its Annuity Payments as either revocable or irrevocable. (However, some states do not allow the characterization of a Contract as revocable.) For all other payment options, your Contract will be revocable. If you elect the irrevocable option, you cannot later change the Annuity Payments, or receive a withdrawal or surrender from the Contract. If you elect the irrevocable option, you cannot later change to the revocable option once we issue the Contract. If your Contract is revocable you can:
♦	change the duration of the guaranteed payment period (to a shorter period);
♦	receive withdrawals; and
♦	surrender the Contract.
If your Contract is revocable and you have chosen a life income payment option, you can later characterize your Contract as irrevocable. However, once you characterize your Contract as irrevocable, you cannot later change it to a revocable Contract once the change is made.
If you do not have any other sources of funds for emergencies or other financial needs which may arise, an irrevocable Contract may be inappropriate for you. In addition, even though you can take withdrawals from or surrender a revocable Contract, a revocable Contract may be inappropriate for you if you intend on taking additional withdrawals from or surrendering the Contract, particularly in the short term. Withdrawals or surrenders from a revocable Contract result in the assessment of indirect withdrawal or surrender charges, and the calculation of new commuted values. See Contract Fees and Charges for more information regarding the calculation of commuted values and the assessment of indirect withdrawal or surrender charges.
You must also select the Subaccounts and/or the Fixed Account to which we will apply your premium. We reserve the right to limit the number of allocations to subaccounts and fixed account. Except as discussed in Free Look Period, the annuity unit value for each Subaccount selected as of the Valuation Date when we receive your premium, will be used to calculate the number of annuity units which determine your first variable Annuity Payment. Your total Annuity Payment will be the Fixed Account Annuity Payment, if any, plus the Variable Account Annuity Payment.
If you do not specify an Annuity Payment option, we will treat your application as not being in good order. If you do not specify whether or not the Contract and its Annuity Payments will be irrevocable or revocable, we will issue the Contract as revocable.
You must also tell us at time of application which financial institution and account you would like your payments sent to or if you wish to receive your payment by check. If you select a financial institution, we will send your Annuity Payments via electronic funds transfer to the financial institution that you request. If the owner of the Contract is not named on the account at the financial institution receiving the Annuity Payments, we will require a Medallion Signature Guarantee.
Annuity Payment Options
Fixed Period Income
Subject to our approval, we make Annuity Payments at regular intervals for a fixed number of payments, not to exceed 30 years. We call this payment period the “guaranteed payment period.” At the end of the guaranteed payment period, all of the Annuity Payments will have been paid, the commuted value of the Contract will be zero, and the Contract will terminate.
Life Income with Guaranteed Payment Period
We make Annuity Payments at regular intervals for the lifetime of the Annuitant. If the Annuitant dies during the guaranteed payment period, we will continue payments to the beneficiary to the end of the guaranteed payment period. You may generally choose a guaranteed payment period of 0 to 30 years at the time

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Annuity Payments
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we issue the Contract. The amount of the payments depends upon the sex and age of the Annuitant, at the time we issue the Contract. If you select a shorter guaranteed payment period, you will receive larger Annuity Payments. Both the commuted value and death proceeds, however, will be smaller if the guaranteed payment period is shorter. If you die after the end of the guaranteed payment period, no death proceeds will be payable. Also, no surrenders or withdrawals are permitted after the end of the guaranteed payment period. If you have poor health or have a shortened life expectancy, you may want to consider selecting a longer guaranteed payment period.
Joint and Survivor Life Income with Guaranteed Payment Period
We make Annuity Payments at regular intervals for the lifetime of both Annuitants. The Annuitants will also own the Contract as joint owners. For an IRA or qualified plan, the IRA owner or qualified plan will remain the owner. Upon the death of one of the Annuitants, we will continue payments for the lifetime of the surviving Annuitant. If both Annuitants die during the guaranteed payment period, we will continue payments to the beneficiary to the end of that period. You may generally choose a guaranteed payment period of 0 to 30 years at the time of issue. You may also choose to have the Annuity Payment reduced after the death of the first Annuitant. The Annuity Payment may be reduced by a factor of  1⁄2,  1⁄3, or  1⁄4. We will reduce the payments immediately after the later of the first death of one of the Annuitants and the end of the guaranteed payment period. A higher reduction amount will result in a higher payment while both Annuitants are alive. The amount of the payments depends upon the age and sex of the Annuitants at the time of issue.
Annuity Payment Dates
Annuity Payments may be made monthly, quarterly, semi-annually and annually. In addition, payments may be made annually but paid monthly. Under this payment option, the Annuity Payment will be distributed from the variable Subaccounts annually, but will be placed in the Fixed Account to earn interest. We will then make monthly payments from the Fixed Account for the remainder of the year.
You may select the Annuity Payment Date. If you do not select a payment date, the Annuity Payment Date will be the same day of the month as the Issue Date. In the event that you do not select a payment frequency, Annuity Payments will be made monthly. Once you select the Annuity Payment frequency or the Annuity Payment Date, neither may be changed.
After the first Annuity Payment, we compute subsequent payments on the date you elect to receive Annuity Payments.
Fixed Account Annuity Payments
You may choose to deposit some or none of your premium in the Fixed Account portion of the Contract.
Premiums deposited in the Fixed Account will fund guaranteed periodic payments. We will determine the guaranteed Annuity Payment at the time we issue the Contract. We may pay more than the guaranteed Annuity Payment if the investment experience of the Fixed Account is more favorable than the guaranteed interest rate shown in the Contract. We may also pay more than the guaranteed payment if our mortality experience or administration expenses are favorable. We may change the amount of the Fixed Account Annuity Payment at any time, but will not pay an amount lower than the guaranteed payment.
Premiums placed in the Fixed Account may not be transferred to the Subaccounts.
Variable Annuity Payments
First Variable Annuity Payment
Variable Annuity Payments are periodic payments we make, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment performance of the Subaccounts you selected. The dollar amount of the first variable Annuity Payment depends on the Annuity Payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of premium applied to purchase the variable Annuity Payments, and an assumed investment return that you select.

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Annuity Payments
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The dollar value of the first variable Annuity Payment is the sum of the first variable Annuity Payments attributable to each Subaccount. The dollar amount of the first total Annuity Payment is the sum of the first variable Annuity Payment and the Fixed Account Annuity Payment.
The first payment is made at the time of issue. The second payment is made on the next Annuity Payment Date. However, if this results in the second payment being received in the same month as the Issue Date, the second payment will be made on the requested date of the next Annuity Payment thereafter.
Annuity Units
We initially determine the number of annuity units for each Subaccount on the Issue Date. We calculate the number of annuity units for each Subaccount by dividing the amount of the first variable Annuity Payment allocable to that Subaccount by the annuity unit value for that Subaccount on the Issue Date. The number of annuity units attributable to each Subaccount under a Contract remains fixed unless there is a transfer of annuity units between Subaccounts.
Subsequent Variable Annuity Payments
We determine the dollar amount of each subsequent variable Annuity Payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls. We aggregate the subsequent variable Annuity Payments for each Subaccount to determine the variable Annuity Payment. When an Annuity Payment Date would fall on a day that is not a Valuation Date, we calculate the variable Annuity Payment as of the Valuation Date immediately preceding what would have been the Annuity Payment Date.
The annuity unit value of each Subaccount for any Valuation Period is equal to:
♦	the annuity unit value for the preceding Valuation Period; multiplied by the Subaccount investment factor for the current Valuation Period; multiplied by
♦	a daily discount factor which adjusts the annuity unit value to reflect the assumed investment return. This factor is compounded to reflect the number of days in the Valuation Period.
Subaccount Investment Factor
The Subaccount investment factor for any Valuation Period is equal to:
♦	the net asset value of the corresponding Portfolio at the end of the Valuation Period;
♦	plus the amount of any dividend, capital gain or other distribution paid by the Portfolio if the “ex-dividend” date occurs during the Valuation Period;
♦	plus or minus any cumulative credit or charge for taxes reserved from the operation of the portfolio;
♦	minus the dollar amount of the mortality and expense risk charge we deduct each day in the Valuation Period; and
♦	divided by the net asset value of the corresponding Portfolio at the beginning of the Valuation Period.
Assumed Investment Return
The annuity unit value for each Subaccount will increase or decrease from one Annuity Payment Date to the next in direct proportion to the net investment return of that Subaccount less an adjustment for assumed investment return that you selected. The purpose of the adjustment is to ensure the annuity unit value only changes when the Subaccount investment factor represents a rate of return greater than or less than the assumed investment return you selected.
The Contract permits you to select one of three assumed investment returns: 3%, 4% or 5%. A higher assumed investment return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (annualized, less deductions and expenses) exceeds the assumed investment return, and a more rapid drop in subsequent payments when actual investment performance (annualized, less any deductions and expenses) is less than the assumed investment return.

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Annuity Payments
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For example, if you select a 5% assumed investment return and if the net investment return of the Subaccount is equal to 5% annualized, the variable Annuity Payment attributable to that Subaccount for that period will be the same as the previous variable Annuity Payment. To the extent that the Subaccount’s net investment return exceeds an annualized rate of return of 5% for a payment period, the variable Annuity Payment for that period will be more than the previous variable Annuity Payment. To the extent that the Subaccount’s return is less than an annualized rate of 5%, the variable Annuity Payment for that period will be less than the previous variable Annuity Payment.

Transfers Among Subaccounts and/or the Fixed Account
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Except for certain restrictions mentioned below, you may transfer the annuity units of one or more Subaccounts to one or more other Subaccounts and/or the Fixed Account. We will process requests for transfer that we receive in good order at our Service Center before 4:00 p.m. Eastern Time as of the close of business on that Valuation Date. We will process requests we receive at our Service Center after that time as of the close of business on the following Valuation Date.
To accomplish a transfer from a Subaccount, we will redeem the annuity units in that Subaccount and reinvest that value in annuity units of the other Subaccounts and/or the Fixed Account you specified. We impose the following restrictions on transfers:
♦	You may make up to twelve transfers in each Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.
♦	You may not transfer from the Fixed Account.

Transfers Among Subaccounts
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Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in other sections, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee Tables.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among Subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.

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Transfers Among Subaccounts
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We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying Portfolios may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.

Surrenders and Withdrawals
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You may be able to withdraw or surrender the Contract if you elect the revocable life income payment option at the time you purchase your Contract. However, you may not surrender or withdraw from the Contract if you elect the irrevocable life income payment option.
If you elected the revocable life income payment option, you may surrender the Contract at any time while an Annuitant is alive and the payment option is within the period certain. If you elected a fixed period income, you may withdraw up to the commuted value of the Contract. If you elected a Single or Joint Life Income, you may withdraw up to the commuted value of the Contract less all previous withdrawals. Withdrawals decrease subsequent Annuity Payments. To completely surrender the Contract you must submit a signed Written Request on an approved surrender form to our Service Center.
To make a withdrawal you may submit an approved form, or if you have authorized telephone transactions, you may phone in your request. The surrender or withdrawal will not be processed until we receive your surrender request in good order at our Service Center. You may obtain the approved Thrivent Financial form by contacting your Thrivent Financial representative or calling our Service Center at (800) THRIVENT. We do not accept telephone requests for full surrenders. We must receive a withdrawal or surrender request by 4:00 p.m. Eastern Time on a Valuation Date in order to process it on the same day. We will send your withdrawal or surrender amount by electronic funds transfer to the financial institution that you request or by check to address of record.
Generally, we will pay you the requested withdrawal or surrender amount within seven days of our receipt of your request. In certain cases we may postpone payment of your withdrawal or surrender beyond the seven days. Please see Postponement of Payments for more information.
You may select the source of a withdrawal by specifically indicating the Subaccount or Fixed Account. However, we must agree to any selection. If you request a withdrawal and do not specify the source of the withdrawal (the specific Subaccount(s) or Fixed Account), we will take the withdrawal on a pro rata basis from each Subaccount and the Fixed Account. You may not withdraw less than $1,000 at one time. If you take a withdrawal, we will issue you a supplemental Contract for the remaining Annuity Payments.

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Surrenders and Withdrawals
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You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

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Death of the Owner and/or Annuitant
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If you are a joint Annuitant and joint owner, and die during the guaranteed payment period, we will continue making payments to the surviving joint owner, if any. The surviving joint owner, if any, will become the sole Annuitant and owner. If you are a joint Annuitant and joint owner and die after the end of the guaranteed payment period, we will make payments to the surviving joint owner, if any, based upon the reduction factor you selected.
If you are the only Annuitant and owner and die during the guaranteed payment period, we will continue making payments to your beneficiary for the remainder of the guaranteed payment period, if any. Your beneficiary will have the option of receiving the commuted value as a single lump sum in lieu of continuing to receive payments.
If you are the only Annuitant and owner and die after the guaranteed payment period, no death proceeds would be payable.
If the owner is an entity, upon the Annuitant’s death, we will continue making payments to the beneficiary for the remainder of the guaranteed payment period, if any. Generally, the owner will also be the beneficiary. The beneficiary will have the option of receiving the commuted value as a single lump sum in lieu of continuing to receive payments. If the Annuitant died after the guaranteed payment period, no death proceeds would be payable.
Upon your death, any remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
We will calculate the death proceeds payable as of the date of death when we receive notice of the death at our Service Center.
We will not recover from the payee or recipient any Annuity Payments made on or after the date of death but before we receive notice of the death at our Service Center if the Annuity Payment(s) is made within a guaranteed payment period.
Before we can process any death proceeds, we must receive at our Service Center:
♦	proof that the Annuitant or owner died;
♦	a completed claim form; and
♦	any other information that we reasonably require to process the claim.
Upon receipt at our Service Center of instructions in proper form from the beneficiary or owner to resume Annuity Payments, we will make any Annuity Payments that had gone unpaid since we received notice of the death. We will then resume making Annuity Payments. If we receive instructions to pay the death proceeds in a lump sum, we will calculate the commuted value as of the date of death, plus interest, minus any Annuity Payments made before we were notified of the death.

Contract Fees and Charges
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We may profit from one or more of the charges deducted under the Contract. We may use these profits for any corporate purpose, including financing the distribution of the Contracts.
Withdrawal or Surrender Charge
There is no sales charge deducted from your premium payment. There also is no direct withdrawal or surrender charge applicable to the Contract, but if you withdraw from or surrender the Contract, we will pay you the commuted value of the Contract. We calculate the commuted value you receive for the Fixed Account using an interest rate that is 0.5% higher than the rate

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Contract Fees and Charges
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used to determine the Annuity Payments. For variable Subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the commuted value, the Contract has an indirect withdrawal and surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the Contract will be less than you would have received had you chosen to continue receiving Annuity Payments. While there is no direct surrender charge, the computation of the commuted value assumes an indirect charge that varies with each situation. However, this indirect charge will never exceed 9%.
Transfer Charge
You may make twelve free transfers in each Contract Year. We will charge you $25 for each subsequent transfer.
Mortality and Expense Risk Charge
To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each Subaccount in the Variable Account. We impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such Subaccount in the Variable Account for the mortality and expense risks it assumes under the Contract.
In assuming the mortality risk, we incur the risks that our actuarial estimate of mortality rates may prove erroneous, and Annuitants will live longer than expected. If the mortality and expense risk charge and other charges under a Contract are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.
Notwithstanding this charge, contract owners may be asked to add money under the Maintenance of Solvency provision described in General Information About the Contract – Maintenance of Solvency section.
Miscellaneous
Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.
We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contract.
Taxes
Currently, we do not assess a charge against the Variable Account for federal income taxes or state premium taxes. We may assess such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us or we become subject to state premium taxes. Charges for any other taxes attributable to the Variable Account may also be made. See Federal Tax Status.

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General Information About the Contract
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The Entire Contract
The entire Contract between you and us consists of:
♦	the Contract;
♦	the application;
♦	endorsements or amendments, if any; and
♦	the Thrivent Financial Articles of Incorporation and Bylaws in force as of the Issue Date of your Contract.
We treat any statements you make in the application as representations and not warranties. We will not use a statement to void the Contract or to deny a claim unless it appears in the application. No representative of ours except the president or the secretary may change any part of the Contract on our behalf. We will not be able to contest the Contract after it has been in effect for two years from its Issue Date, provided that the Annuitant is still living.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan;
♦	Contracts issued in Massachusetts (beginning January 1, 2009); and
♦	Contracts issued in Montana (beginning October 1, 1985).
State Variations
Any state variations in the Contract are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.
Reports to Contract Owners
At least annually, we will mail you a report showing the Annuity Payments for your Contract as of a date not more than two months prior to the date of mailing and any further information required by any applicable law. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:
(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations among the Subaccounts and the Fixed Account may also be postponed under these circumstances.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial

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General Information About the Contract
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representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Maintenance of Solvency
The maintenance of solvency provision is a legal requirement of a fraternal benefit society. The provision is only invoked in the event the reserves of a fraternal benefit society become impaired.
This provision applies only to values in the Fixed Account.
If our reserves become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a debt against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the debt. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.
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How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Fax:
1-800-225-2264
New Applications:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8061
Transfers, Surrenders, or Withdrawals:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836

Federal Tax Status
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Treatment as an Annuity
Under current law, a Contract is eligible to be taxed as an annuity contract as described below only if certain requirements are met. These requirements are: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and (3) the Contract Owner is an individual, an individual is treated as the Contract Owner for tax purposes, or another exception in the tax law (such as the exception for an “immediate annuity”) applies.

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Federal Tax Status
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Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, with the result that the contract owner may be subject to income tax treatment that is more adverse than described below. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the contract owner has the choice of more investment options to which to allocate the single premium payment and to reallocate annuity unit values than were addressed in those rulings. These differences could result in the contract owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period. The rule also will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; and (4) certain Contracts used in connection with structured settlement agreements.
Distribution Requirements. The Code requires that nonqualified Contracts contain specific provisions for distribution of proceeds upon the death of any owner. In order to be treated as an annuity Contract for federal income tax purposes, the Code requires that such Contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. Under the Contract, the beneficiary is the designated beneficiary of an owner/Annuitant and the successor owner is the designated beneficiary of an owner who is not the Annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as an owner and any death or change of such primary Annuitant shall be treated as the death of an owner. The nonqualified Contracts contain provisions intended to comply with these requirements of the Code.
The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

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Federal Tax Status
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Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected. Also, the investment in the contract at any time equals the single premium paid for the Contract less any amounts received from the Contract up to that time which were excludable from income.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
Taxation of Withdrawals and Surrenders
In the case of a withdrawal, the amount received may be includible in income for federal tax purposes in whole or part. While the amount so includible is not entirely clear, it may equal the amount by which the commuted value of the Contract before the withdrawal exceeds the investment in the contract (defined above). In the case of a surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract.
Tax Treatment of Life Income with Guaranteed Payment Period After Annuitant’s Death
Where a guaranteed payment period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received as the commuted value in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

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Federal Tax Status
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Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for annuity income payments, withdrawals, and surrenders under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.
Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1⁄2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise withdrawal or surrender rights under the Contract unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

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Federal Tax Status
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Direct Rollovers
If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals and surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

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Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

Financial Statements
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The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.
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Statement of Additional Information
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♦	Introduction
♦	Principal Underwriter
♦	Standard and Poor’s Disclaimer
♦	Independent Registered Public Accounting Firm and Financial Statements
You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.
You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account II are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.
THRIVENT VARIABLE ANNUITY ACCOUNT II
1933 Act Registration No. 333-71853
1940 Act Registration No. 811-09225
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Please send me the Statement of Additional Information (SAI) for the:
Single Premium Immediate Variable Annuity
Thrivent Variable Annuity Account II

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)
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Appendix A—Condensed Financial Information
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The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which each operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-847-4836 or visiting our website at www.thrivent.com.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$18.87	$17.36	$17.65	$16.86	$13.34	$12.12	$12.78	$11.01	$8.53	$13.77
value at end of period	$22.65	$18.87	$17.36	$17.65	$16.86	$13.34	$12.12	$12.78	$11.01	$8.53
number outstanding at end of period (000 omitted)	44	52	76	88	104	112	121	128	141	154
Thrivent Balanced Income Plus Subaccount (August 2, 1999)[1]
Accumulation Unit:
value at beginning of period	$33.48	$31.66	$32.10	$30.65	$26.31	$23.70	$23.03	$20.59	$17.12	$23.45
value at end of period	$36.92	$33.48	$31.66	$32.10	$30.65	$26.31	$23.70	$23.03	$20.59	$17.12
number outstanding at end of period (000 omitted)	67	79	94	109	125	143	167	195	242	296
Thrivent Diversified Income Plus Subaccount (August 2, 1999)[2]
Accumulation Unit:
value at beginning of period	$20.03	$18.94	$19.16	$18.61	$16.95	$14.99	$14.83	$12.97	$9.87	$13.02
value at end of period	$21.63	$20.03	$18.94	$19.16	$18.61	$16.95	$14.99	$14.83	$12.97	$9.87
number outstanding at end of period (000 omitted)	74	83	95	92	103	94	97	108	115	137
Thrivent Government Bond Subaccount (August 2, 1999)[3]
Accumulation Unit:
value at beginning of period	$22.24	$22.19	$22.29	$21.19	$22.00	$21.23	$19.86	$18.41	$17.19	$17.55
value at end of period	$22.62	$22.24	$22.19	$22.29	$21.19	$22.00	$21.23	$19.86	$18.41	$17.19
number outstanding at end of period (000 omitted)	18	22	28	34	42	53	62	80	91	113
Thrivent Growth and Income Plus Subaccount (April 30, 2008)[4]
Accumulation Unit:
value at beginning of period	$12.40	$11.77	$12.02	$11.90	$9.94	$8.90	$9.24	$8.05	$6.98	$10.00
value at end of period	$13.96	$12.40	$11.77	$12.02	$11.90	$9.94	$8.90	$9.24	$8.05	$6.98
number outstanding at end of period (000 omitted)	10	12	13	15	16	20	12	6	1	0
Thrivent High Yield Subaccount (April 30, 2002)
Accumulation Unit:
value at beginning of period	$23.46	$21.07	$21.92	$21.77	$20.62	$17.95	$17.36	$15.35	$10.83	$13.89
value at end of period	$24.90	$23.46	$21.07	$21.92	$21.77	$20.62	$17.95	$17.36	$15.35	$10.83
number outstanding at end of period (000 omitted)	60	68	78	84	79	91	96	106	109	128
Thrivent Income Subaccount (April 30, 2002)
Accumulation Unit:
value at beginning of period	$17.58	$16.78	$17.11	$16.24	$16.45	$15.01	$14.35	$13.02	$10.87	$12.35
value at end of period	$18.46	$17.58	$16.78	$17.11	$16.24	$16.45	$15.01	$14.35	$13.02	$10.87
number outstanding at end of period (000 omitted)	49	56	66	77	90	103	121	124	134	161
Thrivent Large Cap Growth Subaccount (April 30, 2002)
Accumulation Unit:
value at beginning of period	$20.85	$21.43	$19.64	$17.92	$13.33	$11.32	$12.10	$11.07	$7.93	$13.84
value at end of period	$26.55	$20.85	$21.43	$19.64	$17.92	$13.33	$11.32	$12.10	$11.07	$7.93
number outstanding at end of period (000 omitted)	80	92	107	115	134	155	179	206	236	290
1  Formerly known as Thrivent Balanced Subaccount.
2  Formerly known as Thrivent High Yield Subaccount II.
3  Formerly known as Bond Index Subaccount.
4  Formerly known as Thrivent Equity Income Plus Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Large Cap Index Subaccount (August 2, 1999)
Accumulation Unit:
value at beginning of period	$44.86	$40.67	$40.73	$36.41	$27.97	$24.52	$24.41	$21.56	$17.30	$27.86
value at end of period	$53.81	$44.86	$40.67	$40.73	$36.41	$27.97	$24.52	$24.41	$21.56	$17.30
number outstanding at end of period (000 omitted)	52	61	72	80	95	116	135	170	205	253
Thrivent Large Cap Stock Subaccount (March 2, 2001)
Accumulation Unit:
value at beginning of period	$13.91	$13.36	$13.12	$12.61	$9.85	$8.69	$9.22	$8.42	$6.68	$10.86
value at end of period	$16.64	$13.91	$13.36	$13.12	$12.61	$9.85	$8.69	$9.22	$8.42	$6.68
number outstanding at end of period (000 omitted)	110	129	153	165	196	214	262	320	406	467
Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation Unit:
value at beginning of period	$26.80	$23.11	$24.25	$22.53	$17.30	$14.90	$15.57	$14.00	$11.71	$18.05
value at end of period	$31.14	$26.80	$23.11	$24.25	$22.53	$17.30	$14.90	$15.57	$14.00	$11.71
number outstanding at end of period (000 omitted)	21	25	31	36	41	51	61	76	89	117
Thrivent Limited Maturity Bond Subaccount (April 30, 2002)
Accumulation Unit:
value at beginning of period	$12.80	$12.60	$12.67	$12.61	$12.71	$12.34	$12.39	$11.91	$10.58	#REF!
value at end of period	$12.97	$12.80	$12.60	$12.67	$12.61	$12.71	$12.34	$12.39	$11.91	$10.58
number outstanding at end of period (000 omitted)	24	28	34	42	49	68	68	82	92	112
Thrivent Low Volatility Equity Subaccount (April 28, 2017)
Accumulation Unit:
value at beginning of period	$—
value at end of period	$10.92
number outstanding at end of period (000 omitted)	—
Thrivent Mid Cap Index Subaccount (March 2, 2001)
Accumulation Unit:
value at beginning of period	$31.80	$26.74	$27.78	$25.74	$19.61	$16.92	$17.52	$14.09	$10.44	$16.59
value at end of period	$36.43	$31.80	$26.74	$27.78	$25.74	$19.61	$16.92	$17.52	$14.09	$10.44
number outstanding at end of period (000 omitted)	21	26	29	27	29	33	38	46	57	75
Thrivent Mid Cap Stock Subaccount (March 2, 2001)
Accumulation Unit:
value at beginning of period	$29.31	$23.06	$23.33	$21.11	$15.77	$13.98	$15.10	$12.17	$8.86	$15.15
value at end of period	$34.45	$29.31	$23.06	$23.33	$21.11	$15.77	$13.98	$15.10	$12.17	$8.86
number outstanding at end of period (000 omitted)	51	60	71	30	35	42	57	73	85	95
Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$17.21	$16.01	$16.30	$15.59	$13.71	$12.43	$12.71	$11.32	$9.04	$12.66
value at end of period	$19.20	$17.21	$16.01	$16.30	$15.59	$13.71	$12.43	$12.71	$11.32	$9.04
number outstanding at end of period (000 omitted)	731	832	964	1,055	1,135	1,190	1,297	1,346	1,434	1,557
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$18.19	$16.71	$17.04	$16.27	$13.58	$12.19	$12.70	$11.14	$8.69	$13.22
value at end of period	$20.98	$18.19	$16.71	$17.04	$16.27	$13.58	$12.19	$12.70	$11.14	$8.69
number outstanding at end of period (000 omitted)	399	476	537	577	574	625	642	717	777	803
Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$15.66	$14.78	$15.04	$14.46	$13.43	$12.41	$12.54	$11.40	$9.42	$12.01
value at end of period	$16.93	$15.66	$14.78	$15.04	$14.46	$13.43	$12.41	$12.54	$11.40	$9.42
number outstanding at end of period (000 omitted)	322	383	458	519	580	648	723	722	754	732
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Money Market Subaccount (April 25, 2003)
Accumulation Unit:
value at beginning of period	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.10	$1.09
value at end of period	$1.00	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.10
number outstanding at end of period (000 omitted)	135	159	181	203	245	281	407	493	811	1,107
Thrivent Multidimensional Income Subaccount (April 28, 2017)
Accumulation Unit:
value at beginning of period	$—
value at end of period	$10.26
number outstanding at end of period (000 omitted)	—
Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[1]
Accumulation Unit:
value at beginning of period	$14.51	$13.81	$13.99	$13.69	$14.05	$13.43	$13.01	$11.75	$10.53	$11.20
value at end of period	$14.99	$14.51	$13.81	$13.99	$13.69	$14.05	$13.43	$13.01	$11.75	$10.53
number outstanding at end of period (000 omitted)	14	16	15	14	16	19	18	22	25	32
Thrivent Partner All Cap Subaccount (April 30, 2002)
Accumulation Unit:
value at beginning of period	$19.04	$18.22	$18.05	$16.28	$12.41	$10.95	$11.65	$10.14	$7.99	$14.17
value at end of period	$22.61	$19.04	$18.22	$18.05	$16.28	$12.41	$10.95	$11.65	$10.14	$7.99
number outstanding at end of period (000 omitted)	21	24	27	15	19	23	27	33	40	46
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[2]
Accumulation Unit:
value at beginning of period	$11.04	$10.02	$11.74	$12.17	$13.30	$10.69	$12.14	$9.65	$5.59	$10.00
value at end of period	$13.92	$11.04	$10.02	$11.74	$12.17	$13.30	$10.69	$12.14	$9.65	$5.59
number outstanding at end of period (000 omitted)	7	7	9	8	9	10	10	7	6	0
Thrivent Partner Growth Stock Subaccount (April 30, 2002)
Accumulation Unit:
value at beginning of period	$24.94	$24.92	$22.80	$21.28	$15.52	$13.24	$13.61	$11.82	$8.36	$14.62
value at end of period	$32.91	$24.94	$24.92	$22.80	$21.28	$15.52	$13.24	$13.61	$11.82	$8.36
number outstanding at end of period (000 omitted)	5	6	8	8	10	12	14	17	23	33
Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation Unit:
value at beginning of period	$18.36	$22.14	$21.43	$17.47	$13.49	$11.32	$11.91	$10.86	$8.88	$10.00
value at end of period	$21.66	$18.36	$22.14	$21.43	$17.47	$13.49	$11.32	$11.91	$10.86	$8.88
number outstanding at end of period (000 omitted)	10	11	14	12	12	12	14	12	11	2
Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation Unit:
value at beginning of period	$9.61	$9.41	$9.61	$10.28	$8.95	$7.64	$8.80	$7.85	$6.04	$10.00
value at end of period	$11.75	$9.61	$9.41	$9.61	$10.28	$8.95	$7.64	$8.80	$7.85	$6.04
number outstanding at end of period (000 omitted)	61	75	89	105	126	149	11	10	8	3
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation Unit:
value at beginning of period	$36.56	$34.44	$33.94	$26.27	$26.03	$22.43	$20.86	$16.56	$12.99	$20.96
value at end of period	$38.26	$36.56	$34.44	$33.94	$26.27	$26.03	$22.43	$20.86	$16.56	$12.99
number outstanding at end of period (000 omitted)	14	17	19	23	26	30	36	42	50	62
Thrivent Small Cap Index Subaccount (August 2, 1999)
Accumulation Unit:
value at beginning of period	$67.70	$54.35	$56.26	$54.07	$38.87	$33.95	$34.19	$27.51	$22.23	$32.66
value at end of period	$75.64	$67.70	$54.35	$56.26	$54.07	$38.87	$33.95	$34.19	$27.51	$22.23
number outstanding at end of period (000 omitted)	24	28	34	38	44	50	58	68	82	100
1  Formerly known as Thrivent Mortgage Securities Subaccount.
2  Formerly known as Thrivent Partner Emerging Markets Subaccount.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Small Cap Stock Subaccount (March 2, 2001)
Accumulation Unit:
value at beginning of period	$26.70	$21.46	$22.44	$21.69	$16.16	$14.96	$15.99	$12.95	$10.89	$17.65
value at end of period	$31.96	$26.70	$21.46	$22.44	$21.69	$16.16	$14.96	$15.99	$12.95	$10.89
number outstanding at end of period (000 omitted)	33	38	46	29	34	41	51	64	80	87
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••

THRIVENT VARIABLE ANNUITY ACCOUNT II
Statement of Additional Information
Dated April 30, 2018
Single Premium Immediate Variable Annuity Contract
Offered By:
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus dated April 30, 2018, for Thrivent Variable Annuity Account II (the “Variable Account”) describing the individual single premium immediate variable annuity contract (“the Contract”) that Thrivent Financial for Lutherans (“Thrivent Financial”) offers to persons eligible for membership in Thrivent Financial.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

INTRODUCTION
The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial) and/or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectuses for the Fund that accompany the product Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.
Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The dollar amount of each annuity payment may vary according to the investment experience of the Portfolios whose shares are held in the Subaccounts designated and/or the interest rate credited under the Fixed Account.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Principal Underwriting Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.
There are no special purchase plans or exchange programs with respect to this Contract.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. retained $0.
2017	2016	2015
$5,226	$11,616	$95,713
2

STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of each of the subaccounts of Thrivent Variable Annuity Account II as of December 31, 2017 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2016 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on authority of said firm as experts in auditing and accounting.
4

Independent Auditor’s Report
To the Board of Directors of Thrivent Financial for Lutherans:
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans, which comprise the statutory statements of assets, liabilities and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations, surplus and cash flow for each of the three years then ended.
Management's Responsibility for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 12 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the years then ended.

Independent Auditor’s Report, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 19, 2018

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2017 and 2016
(in millions)
	2017	2016
Admitted Assets
Bonds	$43,291	$41,908
Stocks	2,141	1,713
Mortgage loans	8,202	7,776
Real estate	59	55
Cash, cash equivalents and short-term investments	1,573	1,731
Contract loans	1,161	1,164
Receivables for securities	49	70
Limited partnerships	3,197	2,920
Other invested assets	204	179
Total cash and invested assets	59,877	57,516
Accrued investment income	432	430
Due premiums and considerations	121	125
Other assets	47	45
Assets held in separate accounts	30,492	26,718
Total Admitted Assets	$90,969	$84,834
Liabilities
Aggregate reserves for life, annuity and health contracts	$45,380	$44,026
Deposit liabilities	3,421	3,272
Contract claims	338	296
Dividends due in following calendar year	320	317
Interest maintenance reserve	491	416
Asset valuation reserve	1,217	1,099
Transfers due from separate account	(582)	(567)
Payable for securities	556	384
Securities lending obligation	365	523
Other liabilities	746	671
Liabilities related to separate accounts	30,448	26,671
Total Liabilities	82,700	77,108
Surplus
Unassigned funds	8,268	7,725
Other surplus	1	1
Total Surplus	8,269	7,726
Total Liabilities and Surplus	$90,969	$84,834
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2017, 2016 and 2015
(in millions)
	2017	2016	2015
Revenues
Premiums	$5,021	$5,451	$5,500
Considerations for supplementary contracts with life contingencies	113	78	66
Net investment income	2,709	2,768	2,805
Separate account fees	649	580	566
Amortization of interest maintenance reserve	130	118	128
Other revenues	46	48	56
Total Revenues	8,668	9,043	9,121
Benefits and Expenses
Death benefits	1,029	1,005	969
Surrender benefits	2,317	1,928	1,833
Change in reserves	1,441	1,712	1,339
Other benefits	1,504	1,414	1,327
Total benefits	6,291	6,059	5,468
Commissions	270	286	295
General insurance expenses	682	637	587
Fraternal benefits and expenses	180	173	186
Transfers to (from) separate accounts, net	483	902	1,457
Total expenses and net transfers	1,615	1,998	2,525
Total Benefits and Expenses	7,906	8,057	7,993
Gain from Operations before Dividends and Capital Gains and Losses	762	986	1,128
Dividends	319	315	316
Gain from Operations before Capital Gains and Losses	443	671	812
Realized capital gains (losses), net	74	(115)	(42)
Net Income	$ 517	$ 556	$ 770
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2017, 2016 and 2015
(in millions)
	2017	2016	2015
Surplus, Beginning of Year	$7,726	$7,127	$6,493
Net income	517	556	770
Change in unrealized investment gains and losses	85	68	(164)
Change in non-admitted assets	(11)	(6)	—
Change in asset valuation reserve	(118)	(99)	(28)
Change in surplus of separate account	(3)	(6)	(20)
Reserve Adjustment	84	—	—
Pension liability adjustment	(11)	86	76
Surplus, End of Year	$8,269	$7,726	$7,127
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2017, 2016 and 2015
(in millions)
	2017	2016	2015
Cash from Operations
Premiums	$ 5,133	$ 5,523	$ 5,569
Net investment income	2,316	2,289	2,303
Other revenues	695	625	616
	8,144	8,437	8,488
Benefit- and loss-related payments	(4,696)	(4,214)	(4,006)
Transfers to separate account, net	(498)	(923)	(1,446)
Commissions and expenses	(1,118)	(1,065)	(1,094)
Dividends	(317)	(311)	(239)
Net Cash from Operations	1,515	1,924	1,703
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	7,919	6,870	6,405
Stocks	1,027	923	753
Mortgage loans	823	809	921
Other	834	884	864
	10,603	9,486	8,943
Cost of investments acquired or originated:
Bonds	(8,939)	(8,841)	(7,950)
Stocks	(1,189)	(1,008)	(892)
Mortgage loans	(1,253)	(1,034)	(1,101)
Other	(764)	(745)	(486)
	(12,145)	(11,628)	(10,429)
Transactions under mortgage dollar roll program, net	(204)	598	83
Change in net amounts due to/from broker	193	(651)	27
Change in collateral held for securities lending	(158)	138	(26)
Change in contract loans	3	6	20
Net Cash from Investments	(1,708)	(2,051)	(1,382)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	37	57	(19)
Other	(2)	(7)	3
Net Cash from Financing and Miscellaneous Sources	35	50	(16)
Net Change in Cash, Cash Equivalents and Short-Term Investments	(158)	(77)	305
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	1,731	1,808	1,503
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 1,573	$ 1,731	$ 1,808
Supplemental information:
Mortgage Loan Refinancing	$ 145	$ 143	$ 158
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2017, 2016 and 2015
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance, retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members primarily through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent Financial sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $420 million and $216 million in the mortgage dollar roll program as of December 31, 2017 and 2016, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at fair value. Common stocks of unconsolidated subsidiaries and affiliates are carried on their statutory equity basis.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances less valuation adjustments. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real estate:  Home office real estate is valued at original cost plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, cash equivalents and short-term investments:  Included in cash and cash equivalents are demand deposits and highly liquid investments purchased with an original maturity of three months or less, which are carried at amortized cost, and investments in money market mutual funds which are carried at fair value. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are investments in commercial paper and agency notes, which are carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee. Income is recognized on distributions received that are not in excess of undistributed earnings.
Other invested assets:  Other invested assets consist of derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent Financial requires a minimum level of collateral to be held for loaned securities.
Offsetting assets and liabilities:  Thrivent Financial presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.
Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, affiliated mutual funds, and other invested assets and are accounted for as a direct increase or decrease of surplus.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using specific identification for bonds and average cost method for stocks.
Thrivent Financial periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities that are in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  Thrivent Financial is required to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits, which include mortality and expense charges, rider fees, and advisor fees, are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life, Annuity and Health Contracts.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves on Contracts issued on a substandard basis are valued using the valuation mortality rates for the substandard rating.
Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits and living benefits.
Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. In addition, for long-term care and disability income products, a premium deficiency reserve is held to the extent future premiums and current reserves are less than the value of future expected claim payments and expenses.
The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent Financial waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
During 2017, Thrivent Financial recorded an adjustment to its reserve for life contracts totaling $84 million. The adjustment corrected an overstatement of the reserve connected with waivers on Term Life products. The adjustment was recorded directly to surplus and the impact on 2016 and 2015 gain from operations was not significant.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent Financial to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.
Asset Valuation Reserve
Thrivent Financial is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums and Considerations
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life, annuity premiums and considerations of supplemental contracts with life contingencies are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent Financial’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts, except for universal life contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most health insurance and annuity contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.
Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent Financial is generally exempt from taxation; therefore, no provision for income taxes has been recorded.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
New Accounting Guidance
In 2017, Thrivent Financial adopted changes to Statement of Statutory Accounting Principle (SSAP) No. 26 (Bonds, Excluding Loan-backed and Structured Securities) which requires income from bonds with callable features to be split between net investment income and realized gains and losses. The guidance requires additional footnotes disclosures regarding the callable features, number of securities and amounts included in net investment income. The new guidance is applied prospectively. The additional disclosures were added to footnote 2.
Subsequent Events
Thrivent Financial evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 19, 2018, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments
Bonds
The admitted value and fair value of Thrivent Financial’s investment in bonds are summarized below (in millions).
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2017
U.S. government and agency securities	$ 2,458	$ 72	$ 7	$ 2,523
U.S. state and political subdivision securities	105	42	—	147
Securities issued by foreign governments	107	5	—	112
Corporate debt securities	30,976	2,361	167	33,170
Residential mortgage-backed securities	7,434	79	54	7,459
Commercial mortgage-backed securities	1,786	16	17	1,785
Collateralized debt obligations	3	11	—	14
Other debt obligations	422	3	3	422
Total bonds	$43,291	$2,589	$248	$45,632

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2016
U.S. government and agency securities	$ 2,481	$ 73	$ 7	$ 2,547
U.S. state and political subdivision securities	134	33	—	167
Securities issued by foreign governments	107	7	1	113
Corporate debt securities	29,659	2,047	316	31,390
Residential mortgage-backed securities	7,264	91	56	7,299
Commercial mortgage-backed securities	1,845	16	27	1,834
Collateralized debt obligations	3	8	—	11
Other debt obligations	415	6	3	418
Total bonds	$41,908	$2,281	$410	$43,779
The admitted value of corporate debt securities issued in foreign currencies was $434 million and
$150 million as of December 31, 2017 and 2016, respectively.
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
December 31, 2017
Due in one year or less	$ 2,757	$ 2,801
Due after one year through five years	9,464	9,816
Due after five years through ten years	13,294	13,626
Due after ten years	19,410	21,024
Total	$44,925	$47,267
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2017
U.S. government and agency securities	20	$ 873	$ 5	3	$ 55	$ 2
Securities issued by foreign governments	2	24	—	—	—	—
Corporate debt securities	346	3,213	96	201	1,809	71
Residential mortgage-backed securities	80	2,571	15	79	1,767	39
Commercial mortgage-backed securities	52	489	4	46	408	13
Collateralized debt obligations	—	—	—	2	—	—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Other debt obligations	72	285	2	25	87	1
Total bonds	572	$ 7,455	$122	356	$4,126	$126
December 31, 2016
U.S. government and agency securities	9	$ 345	$ 7	—	$ —	$—
Securities issued by foreign governments	2	24	1	—	—	—
Corporate debt securities	756	6,806	241	123	794	75
Residential mortgage-backed securities	111	4,146	44	34	144	12
Commercial mortgage-backed securities	102	977	27	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	44	180	2	11	17	1
Total bonds	1,024	$12,478	$322	170	$ 955	$ 88
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
As of December 31, 2017, Thrivent Financial held the following structured notes (in millions) as defined by the NAIC Securities Valuation Office. The structured notes below are included in U.S. government and agency securities. No investments held as of December 31, 2017 are considered mortgage-referenced securities.
CUSIP	Actual Cost	Fair Value	Book/Adjusted Carrying Value
912810QF8	$ 5	$ 7	$ 6
912828B25	25	27	27
912828HN3	15	18	18
912828JE1	62	75	74
912828NM8	27	30	29
912828QV5	81	84	84
912828UH1	27	28	28
	$242	$269	$266
Stocks
The cost and fair value of Thrivent Financial’s investment in stocks as of December 31 are summarized as follows (in millions):
	2017	2016
Unaffiliated preferred stocks:
Cost/statement value	$ 157	125

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks, continued
	2017	2016
Gross unrealized gains	130	12
Gross unrealized losses	(1)	(1)
Fair value	$ 286	136
Unaffiliated common stocks:
Cost	$1,046	1,008
Gross unrealized gains	329	225
Gross unrealized losses	(13)	(22)
Fair value/statement value	$1,362	1,211
Affiliated common stocks and mutual funds:
Cost	$ 532	325
Gross unrealized gains	90	52
Gross unrealized losses	—	—
Fair value/statement value	$ 622	377
Total statement value	$2,141	1,713
The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2017
Stocks	141	$166	$12	3	$2	$2
December 31, 2016
Stocks	165	$204	$22	4	$2	$1
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Mortgage Loans
Thrivent Financial invests in mortgage loans that principally involve commercial real estate consisting of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2017 and 2016 was $8.2 billion and $7.8 billion, respectively. There was no allowance for credit losses as of December 31, 2017, 2016 or 2015.
Thrivent Financial requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.
The carrying values of mortgage loans by credit quality as of December 31 were as follows (dollars in millions):

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
	2017	2016
In good standing	$8,172	$7,731
In good standing, with restructured terms	26	40
Delinquent	2	—
In process of foreclosure	2	5
Total mortgage loans	$8,202	$7,776

	2017	2016
Loans with interest rates reduced during the year:
Weighted average interest rate reduction	1.2%	1.5%
Total principal	$ 59	$151
Number of loans	79	179
Interest rates for loans issued during the year:
Maximum	6.0%	5.5%
Minimum	2.7%	2.8%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	75%	75%
The age analysis of mortgage loans as of December 31 was as follows (in millions):
	2017	2016
Current	$8,193	$7,766
30 – 59 days past due	2	4
60 – 89 days past due	5	1
90 – 179 days past due	2	—
180+ days past due	—	5
Total mortgage loans	$8,202	$7,776
180+ Days Past Due and Accruing Interest:
Investment	$ —	$ 5
Interest accrued	—	1
90 -179 Days Past Due and Accruing Interest:
Investment	2	—
Interest Accrued	—	—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
The distribution of Thrivent Financial’s mortgage loans among various geographic regions of the United States as of December 31 was as follows:
	2017	2016
Geographic Region
Pacific	25%	25%
South Atlantic	19	19
East North Central	9	10
West North Central	14	14
Mountain	13	13
Mid-Atlantic	8	8
West South Central	7	7
Other	5	4
Total	100%	100%
The distribution of Thrivent Financial’s mortgage loans among various property types as of December 31 was as follows:
	2017	2016
Property Type
Industrial	26%	28%
Retail	26	24
Office	18	19
Church	11	11
Apartments	11	10
Other	8	8
Total	100%	100%
Impaired loans
A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. At both December 31, 2017 and 2016, Thrivent Financial held impaired loans with a carrying value of $4 million and an unpaid principal balance of $4 million for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring during the year was $0.0 million, $7.0 million and $0.5 million for the years ended December 31, 2017, 2016 and

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
Impaired loans, continued
2015, respectively. The average recorded investment in impaired mortgage loans held on December 31, 2017 and 2016 was $2 million and $4 million, respectively. Interest income recognized on impaired mortgage loans totaled $0.1 million during all three years ended December 31, 2017, 2016 and 2015.
In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2017, Thrivent Financial modified no loans under these circumstances. As of December 31, 2017, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2017, there were no modified mortgage loans with a payment default.
During 2016, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2016, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2016, there were no modified mortgage loans with a payment default.
During 2017, there was one mortgage loan in the amount of $5 million derecognized as a result of foreclosure.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2017	2016
Home office properties	$ 181	$ 183
Held-for-sale	14	2
Total before accumulated depreciation	195	185
Accumulated depreciation	(136)	(130)
Total real estate	$ 59	$ 55

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments
Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets or other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2017
Assets:
Call spread options	$ 38	$339	$ 20
Futures	—	344	(41)
Foreign currency swaps	9	202	3
Covered written call options	—	—	4
Total assets	$ 47	$885	$ (14)
Liabilities:
Call spread options	$ 26	$381	$ (17)
Foreign currency swaps	27	227	2
Total liabilities	$ 53	$608	$ (15)
As of and for the year ended December 31, 2016
Assets:
Call spread options	$ 14	$171	$ (1)
Futures	—	—	(153)
Foreign currency swaps	22	146	4
Total assets	$ 36	$317	$(150)
Liabilities:
Call spread options	$ 10	$178	$ 1
Covered written call options	1	150	2
Foreign currency swaps	2	30	—
Total liabilities	$ 13	$358	$ 3
All gains and losses are reflected in realized capital gains and losses in the statutory-basis financial statements. Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments, continued
Call Spread Options
Thrivent Financial uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with its fixed indexed annuities. Purchased call spread options are reported at fair value in other invested assets and written call spread options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2017, 2016 and 2015, $8 million, $10 million and $12 million, respectively, was received in call premium.
Futures
Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of its variable annuity products and to manage foreign equity risk. Cash paid for the futures contracts is recorded in other invested assets. Contracts are settled on a daily basis and recognized in realized gains and losses. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in unrealized gains and losses.
Foreign Currency Swaps
Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are reported at fair value with the change in the fair value recognized in unrealized gains and losses. Realized gains and losses are recognized upon settlement of the swap. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Securities Lending
Elements of the securities lending program are presented below as of December 31 (in millions):
	2017	2016
Loaned securities:
Carrying value	$346	$499
Fair value	357	512
Cash collateral reinvested at book and fair value:
Open	$ 45	$ 95
30 days or less	239	317
31 – 60 days	49	53
61 – 90 days	13	4
91 – 120 days	—	—
121 – 180 days	—	5
181 – 365 days	5	10
1 – 2 years	14	—
2 – 3 years	—	—
Greater than 3 years	—	29
Total	$365	$513
Cash collateral liabilities	$365	$523
The maturity dates of the cash collateral liabilities general match the maturity dates of the invested assets.
Pledged and Restricted Assets
Thrivent Financial owns assets which are pledged to others as collateral or are otherwise restricted totaling $430 million and $563 million at December 31, 2017 and 2016, respectively. Total pledged and restricted assets, which primarily include collateral held under futures transactions and securities lending agreements, are less than 1% of total admitted assets. Deposits with state insurance departments were $1 million for both years ended December 31, 2017 and 2016.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Collateral Received
Elements of the securities lending program are presented below as of December 31 (in millions):
	2017	2016
Bonds:
Carrying value	$ 19	$ 52
Fair value	19	52
Short-term Investments:
Carrying value	$ 18	$105
Fair value	18	105
Cash Equivalents
Carrying value	$328	$356
Fair value	328	356
All collateral received is less than one-percent of total admitted assets.
Net Investment Income
Net investment income by type of investment for the years ended December 31 is summarized as follows (in millions):
	2017	2016	2015
Bonds	$1,745	$1,671	$1,702
Preferred stock	7	7	6
Unaffiliated common stocks	21	21	17
Affiliated common stocks	11	3	34
Mortgage loans	391	399	411
Real estate	24	24	23
Contract loans	80	84	85
Cash, cash equivalents and short-term investments	20	13	5
Limited partnerships	450	585	557
Other invested assets	13	11	11
	2,762	2,818	2,851
Investment expenses	(47)	(43)	(39)
Depreciation on real estate	(6)	(7)	(7)
Net investment income	$2,709	$2,768	$2,805
For the year ended December 31, 2017 net investment income on bonds includes $41 million on 82 securities sold or redeemed resulting from a traditional callable feature.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 were as follows (in millions):
	2017	2016	2015
Net gains (losses) on sales:
Bonds:
Gross gains	226	$ 200	$ 186
Gross losses	(40)	(91)	(76)
Stocks:
Gross gains	143	116	87
Gross losses	(31)	(48)	(37)
Futures	(41)	(153)	(57)
Other	31	—	(1)
Net (losses) gains on sales	288	24	102
Provisions for losses:
Bonds	(10)	(21)	(19)
Stocks	—	—	—
Other	—	(7)	(2)
Total provisions for losses	(10)	(28)	(21)
Realized capital (losses) gains	278	(4)	81
Transfers to interest maintenance reserve	(204)	(111)	(123)
Realized capital losses, net	$ 74	$(115)	$ (42)
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $7.0 billion, $5.5 billion and $5.5 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
Thrivent Financial recognized other-than-temporary impairments during the year ended
December 31, 2017 on the following loan-backed and structured securities where the present value of cash flows expected to be collected was less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired
05948KVV8	$ 7	$—	$ 7	$ 7
05949AL99	1	—	1	1
05949AZT0	8	—	8	8
07389QAA6	6	—	6	6
863576AC8	3	—	3	3
949837AA6	2	—	2	2
75970OAJ9	3	1	2	2
02660YAX0	3	1	2	2
78477AAA5	3	2	1	1
52522QAN2	1	—	1	1
Total	$37	$ 4	$33	$33

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities
Many of the contracts issued by Thrivent Financial, primarily annuities, do not subject Thrivent Financial to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by their withdrawal characteristics (dollars in millions):
	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$ —	$338	$ —	$ 338	1%
At book value less a surrender charge of 5% or more	4,963	—	—	4,963	10
At fair value	—	—	28,422	28,422	59
At book value without adjustment	12,911	—	—	12,911	27
Not subject to discretionary withdrawal	1,340	—	59	1,399	3
Total	$19,214	$338	$28,481	$48,033	100%
December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$ —	$361	$ —	$ 361	1%
At book value less a surrender charge of 5% or more	4,943	—	—	4,943	11
At fair value	—	—	24,816	24,816	56
At book value without adjustment	12,518	—	—	12,518	29
Not subject to discretionary withdrawal	1,293	—	56	1,349	3
Total	$18,754	$361	$24,872	$43,987	100%
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2017	2016
Aggregate reserves for life, annuity and health contracts	$15,793	$15,482
Deposit liabilities	3,421	3,272
Liabilities related to separate accounts	28,819	25,233
Total	$48,033	$43,987
Thrivent Financial holds premium deficiency reserves (PDR) on its closed block of long-term care insurance policies. The PDR was $567 million and $281 million as of December 31, 2017 and 2016, respectively. During 2017, Thrivent Financial updated the mortality, persistency, expense and net earned rate assumptions used in the determination of the PDR. These updated assumptions were the primary driver of the $286 million increase in PDR for the year ended December 31, 2017.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
Thrivent Financial has insurance in force as of December 31, 2017 and 2016, totaling $16 billion and
$14 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin. Reserves associated with these policies as of December 31, 2017 and 2016, totaled $71 million and $63 million, respectively.
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2017
Ordinary new business	$ 7	$ 4
Ordinary renewal	49	104
Total	$56	$108
December 31, 2016
Ordinary new business	$ 5	$ 2
Ordinary renewal	62	121
Total	$67	$123
4. Separate Accounts
Thrivent Financial administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent Financial are non-guaranteed, while Thrivent Financial’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. The following table presents the explicit risk charges paid by separate account contractholders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2017	2016	2015	2014	2013
Risk charge paid	$107	$99	$99	$86	$58
Payments for guaranteed benefits	4	5	4	3	3
The distribution of investments in the separate account assets as of December 31 was as follows:
	2017	2016
Equity funds	59%	56%
Bond funds	20	23
Balanced funds	19	18
Other	2	3
Total separate account assets	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate Accounts, continued
The following tables summarize information for the separate accounts as of and for the years ended December 31 (in millions):
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2017
Reserves:
For accounts with assets at fair value	$338	$29,527	$29,865
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$338	$ —	$ 338
At fair value	—	29,468	29,468
Not subject to discretionary withdrawal	—	59	59
Total	$338	$29,527	$29,865
December 31, 2016
Reserves:
For accounts with assets at fair value	$361	$25,743	$26,104
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$361	$ —	$ 361
At fair value	—	25,687	25,687
Not subject to discretionary withdrawal	—	56	56
Total	$361	$25,743	$26,104

	2017	2016	2015
Premiums, considerations and deposits:
Non-indexed guarantee	$ 1	$ 5	$ 2
Non-guaranteed	1,806	1,926	2,505
Total	$1,807	$1,931	$2,507

	2017	2016	2015
Transfers to separate accounts	$ 1,806	$ 1,930	$ 2,504
Transfers from separate accounts	(1,321)	(1,027)	(1,044)
Other items	(2)	(1)	(3)
Transfers to separate accounts, net	$ 483	$ 902	$ 1,457

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
5. Claims Liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves for life, annuity, and health contracts and health claims, is summarized below (in millions):
	2017	2016
Net balance at January 1	$1,022	$1,006
Incurred related to:
Current year	451	401
Prior years	(35)	(52)
Total incurred	416	349
Paid related to:
Current year	84	68
Prior years	265	265
Total paid	349	333
Net balance at December 31	$1,089	$1,022
Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience.
6. Reinsurance
Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent Financial retains a maximum of $3 million of single or joint life coverage for any single mortality risk. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2017	2016	2015
Direct premiums	$5,146	$5,570	$5,612
Reinsurance ceded	(125)	(119)	(112)
Net premiums	5,021	$5,451	$5,500
Reinsurance claims recovered	$ 65	$ 50	$ 38

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Aggregate reserves and contract claims liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as follows (in millions):
	2017	2016
Life insurance	$758	$689
Accident and health	—	1
Total	$758	$690
Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.
Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 52% of the reinsurance recoverable as of December 31, 2017.
Thrivent Financial has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent Financial is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. Thrivent Financial exceeds the RBC requirements as of December 31, 2017 and 2016.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
7. Surplus, continued
Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in millions):
	2017	2016
Unrealized gains and losses	$ 554	$ 425
Non-admitted assets	(115)	(104)
Separate account business	45	48
Asset valuation reserve	(1,217)	(1,099)
8. Fair Value of Financial Instruments
The financial instruments of Thrivent Financial have been classified, for disclosure purposes, into one of three categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain bonds, unaffiliated common stocks and short-term investments. Bonds and unaffiliated common stocks primarily are valued using quoted prices in active markets. Short-term investments consist of money market mutual funds whose fair value is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds, cash and certain cash equivalents.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include, certain unaffiliated common stocks, short-term investments and assets held in separate accounts. Unaffiliated common stocks are valued based on market quotes where the stocks are not considered actively traded. Short-term investments are valued using significant observable inputs. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value include bonds, unaffiliated preferred stocks, cash equivalents and short-term investments, other invested assets and liabilities related to separate accounts.
Bonds that are priced using a third party pricing vendor primarily include certain corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent Financial is unable to obtain a price from a third party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data. Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 2 Financial Instruments, continued
Cash equivalents and short-term investments includes investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include bonds, mortgage loans, contract loans, limited partnerships, real estate, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds primarily include private placement debt securities and convertible bonds. Private placement debt securities are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Market comparable discount rates ranging from 0% to 12% are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent Financial may adjust the base discount rate or the modeled price by applying an illiquidity premium of 25 basis points, given the highly structured nature of certain assets. Convertible bonds are valued using third party broker quotes to determine fair value.
Limited partnerships include private equity investments. The fair values of these investments are estimated based on assumptions in the absence of observable market data. In determining fair value the following valuation techniques are generally used: most recent capital balance adjusted for current cash flows; internal valuation methodologies designed for specific asset classes, primarily sponsor valuations or net asset value; discounted cash flow models; or applying current market multiples to earnings before interest, taxes, depreciation and amortization (EBITDA).
The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for contract loans approximate their fair values. The fair value of real estate held-for-sale is based on current market price assessments on the properties. Other invested assets primarily include real estate joint ventures. The fair values of real estate joint venture investments are derived using GAAP audited financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 3 Financial Instruments, continued
The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for other liabilities, which consist of certain derivatives, are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent Financial’s financial instruments measured and reported at fair value were as follows (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2017
Assets
Bonds	$ 269	$ —	$—	$ 269
Unaffiliated common stocks	1,304	58	—	1,362
Cash, Cash equivalents and short-term investments	106	—	—	106
Other invested assets	—	10	38	48
Assets held in separate accounts	—	30,492	—	30,492
Total	$1,679	$30,560	$ 38	$32,277
Liabilities
Other liabilities	$ —	$ 27	$ 26	$ 53
December 31, 2016
Assets
Bonds	$ 267	$ —	$—	$ 267
Unaffiliated common stocks	1,134	77	—	1,211
Cash, cash equivalents and short-term investments	285	-	—	285
Other invested assets	-	22	14	36
Assets held in separate accounts	-	26,718	—	26,718
Total	$1,686	$26,817	$ 14	$28,517
Liabilities
Other liabilities	$ —	$ 2	$ 10	$ 12

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Financial Instruments Carried at Fair Value, continued
Additional Information on Level 3 Financial Instruments carried at Fair Value
There were no gains or losses recognized in net income during 2017, 2016 or 2015 attributable to the change in unrealized gains and losses related to Level 3 assets still held at December 31, 2017, 2016 or 2015.
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions):
	2017	2016
Assets:
Balance, January 1	$ 14	$ 5
Purchases	20	10
Sales	(10)	(6)
Unrealized gains and losses	14	5
Balance, December 31	$ 38	$14
Liabilities:
Balance, January 1	$ 10	$ 3
Purchases	12	6
Sales	(7)	(3)
Unrealized gains and losses	11	4
Balance, December 31	$ 26	$10
Transfers
During 2017, Thrivent Financial had transfers of $102 million into Level 2 from Level 3 and transfers of $54 million into Level 3 from Level 2 for bonds which are not held at fair value. During 2016, Thrivent Financial had transfers of $261 million into Level 2 from Level 3 and transfers of $97 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers between fair value levels for assets held at fair value. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets:
Bonds	$43,291	2,311	34,584	8,737	45,632
Unaffiliated preferred stocks	157	—	79	207	286
Unaffiliated common stocks	1,362	1,304	58	—	1,362
Mortgage loans	8,202	—	—	8,611	8,611
Contract loans	1,161	—	—	1,161	1,161
Cash, cash equivalents and short-term investments	1,573	106	1,469	2	1,577
Limited partnerships	3,197	—	—	3,197	3,197
Real estate — held-for-sale	14	—	—	69	69
Assets held in separate accounts	30,492	—	30,492	—	30,492
Other invested assets	204	—	114	116	230
Financial liabilities:
Deferred annuities	13,616	—	—	13,405	13,405
Other deposit contracts	1,065	—	—	1,065	1,065
Other liabilities	53	—	31	26	57
Liabilities related to separate accounts	30,448	—	30,448	—	30,448
December 31, 2016
Financial assets:
Bonds	$41,908	2,409	33,952	7,418	43,779
Unaffiliated preferred stocks	125	—	106	29	135
Unaffiliated common stocks	1,211	1,134	77	—	1,211
Mortgage loans	7,776	—	—	8,179	8,179
Contract loans	1,164	—	—	1,164	1,164
Cash, cash equivalents and short-term investments	1,731	301	1,430	—	1,731
Limited partnerships	2,920	—	—	2,920	2,920
Real estate — held-for-sale	2	—	—	2	2
Assets held in separate accounts	26,718	—	26,718	—	26,718
Other invested assets	179	—	24	179	203
Financial liabilities:
Deferred annuities	13,232	—	—	13,071	13,071
Other deposit contracts	1,123	—	—	1,123	1,123
Other liabilities	13	—	2	10	12
Liabilities related to separate accounts	26,671	—	26,671	—	26,671

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans
Pension and Other Postretirement Benefits
Thrivent Financial has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.
The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2017	2016	2015	2017	2016	2015
Service cost	$ 23	$ 23	$ 23	$ 2	$ 2	$ 2
Interest cost	46	50	48	5	4	5
Expected return on plan assets	(69)	(68)	(69)	—	—	—
Other	18	26	32	6	6	7
Net periodic cost	$ 18	$ 31	$ 34	$ 13	$ 12	$ 14
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,083	$1,111	$111	$109
Service cost	23	23	2	2
Interest cost	46	50	5	4
Actuarial (gain) loss	82	(57)	10	1
Transfers from Defined Contribution Plan	—	—	—	—
Benefits paid	(47)	(44)	(8)	(5)
Benefit obligation, end of year	$1,187	$1,083	$120	$111
Change in plan assets:
Fair value of plan assets, beginning of year	$ 935	$ 892	$—	$—
Actual return on plan assets	127	67	—	—
Employer contribution	20	20	8	5
Transfers from Defined Contribution Plan	—	—	—	—
Benefits paid	(47)	(44)	(8)	(5)
Fair value of plan assets, end of year	$1,035	$ 935	$—	$—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The plans’ amounts recognized in the statutory-basis financial statements, funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Funded status:
Accrued benefit costs	$ —	$ —	$(127)	$(122)
Liability for pension benefits	(152)	(148)	7	11
Total unfunded liabilities	(152)	(148)	(120)	(111)
Items not yet recognized:
Net losses (gains)	306	301	(11)	(23)
Net prior service cost	—	(1)	4	12
Accumulated amounts recognized in periodic pension expenses	154	$ 152	(127)	$(122)
Accumulated benefit obligation	$1,137	$1,034	$ 120	$ 111
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2017 and 2016, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.
A summary of the amounts yet to be recognized in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized (Gains) Losses	Total	Net Prior Service Cost	Net Recognized (Gains) Losses	Total
Items not yet recognized, January 1, 2016	$ (2)	$384	$382	$ 19	$ (25)	$ (6)
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(56)	(56)	—	1	1
Net gain (loss) recognized	—	(27)	(27)	—	1	1
Items not yet recognized, December 31, 2016	$ (1)	$301	$300	$ 12	$ (23)	$(11)
Net prior service cost recognized	1	—	1	(8)	—	(8)
Net (gain) loss arising during the period	—	24	24	—	10	10
Net gain (loss) recognized	—	(19)	(19)	—	2	2
Items not yet recognized, December 31, 2017	$—	$306	$306	$ 4	$ (11)	$ (7)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Net prior service cost	$—	$ (1)	$ 4	$ 7
Net recognized (gains)/losses	19	19	—	(1)
Pension and Other Postretirement Benefit Factors
Thrivent Financial periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Weighted average assumptions:
Discount rate	4.30%	4.30%	3.70%	4.30%
Expected return on plan assets	7.50	7.75	N/A	N/A
Rate of compensation increase	3.40	3.40	N/A	N/A
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.80% and 7.70% in 2017 for pre-65 participants and post-65 participants, respectively, trending down to 4.50% in 2027. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase or decrease in the rate would change the 2017 total service and interest cost by $1 million. A one-percentage point increase in the rate would change the postretirement health care benefit obligation by $13 million. A one-percentage point decrease in the rate would change the postretirement health care benefit obligation by $11 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy.
Estimated pension benefit payments for the next ten years are as follows: 2018 – $52 million; 2019 – $55 million; 2020 – $58 million; 2021 – $60 million; 2022– $63 million; and 2023 to 2027 – $350 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2018 – $7 million; 2019 – $7 million; 2020 – $8 million; 2021 – $8 million; 2022– $9 million; and 2023 to 2027 – $44 million.
The minimum pension contribution required for 2016 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2018.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets
The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2017	2016
Equity securities	60%	66%	61%
Fixed income and other securities	40	34	39
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.
The fair values of the defined benefit plan assets by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2017
Fixed maturity securities:
U.S. government and agency securities	$ 62	$ 3	$—	$ 65
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	199	1	200
Residential mortgage-backed securities	—	108	—	108
Commercial mortgage-backed securities	—	7	—	7
Other debt obligations	—	7	—	7
Common stocks	443	8	—	451
Preferred stock	—	—	—	—
Affiliated mutual funds — equity funds	—	106	—	106
Short-term investments	—	120	—	120
Limited partnerships	—	—	61	61
Derivatives	—	—	1	1
Total	$505	$559	$ 63	$1,127

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets, continued
	Level 1	Level 2	Level 3	Total
December 31, 2016
Fixed maturity securities:
U.S. government and agency securities	$103	$—	$—	$ 103
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	172	1	173
Residential mortgage-backed securities	—	104	—	104
Commercial mortgage-backed securities	—	5	—	5
Other debt obligations	—	12	—	12
Common stocks	361	8	—	369
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	66	—	66
Short-term investments	—	155	—	155
Limited partnerships	—	—	35	35
Derivatives	—	—	—	—
Total	$464	$524	$ 36	$1,024
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities of $92 million and $89 million as of December 31, 2017 and 2016, respectively.
There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2017 or 2016. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):
	Corporate debt securities	Limited Partnerships	Total
Balance, January 1, 2016	$—	$ 19	$ 19
Purchases	1	20	21
Sales	—	(7)	(7)
Transfers into Level 3	—	3	3
Balance, December 31, 2016	$ 1	$ 35	$ 36
Purchases	1	27	28
Unrealized gains and losses	1	8	9
Sales	(1)	(9)	(10)
Transfers into Level 3	—	—	—
Balance, December 31, 2017	$ 2	$ 61	$ 63
Defined Contribution Plans

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Defined Contribution Plans, continued
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2017, 2016 and 2015, Thrivent Financial contributed $35 million, $34 million and $32 million, respectively, to these plans.
As of December 31, 2017 and 2016, $86 million and $90 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.
10. Commitments and Contingent Liabilities
Litigation and Other Proceedings
Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2017, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.
Financial Instruments
Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $233 million and $290 million as of December 31, 2017 and 2016, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $3.5 billion and $2.2 billion as of December 31, 2017 and 2016, respectively.
Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.
Thrivent Financial has guaranteed that it will maintain the capital and surplus of its insurance and trust affiliates above certain levels required by the primary regulator of each company.
Leases
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and Contingent Liabilities, continued
Financial Instruments, continued
Leases, continued
these items totaled $17 million, $14 million and $12 million for each of the years ended December 31, 2017, 2016 and 2015 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2017 were $6 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2018 — $6 million; 2019 — $4 million; 2020 — $3 million; 2021 — $2 million; 2022 and thereafter — $0 million.
Leasing is not a significant part of Thrivent Financial’s business activities as lessor.
11. Related Party Transactions
Investments in Subsidiaries and Affiliated Entities
Thrivent Financial’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (Holdings), is valued in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SCAs). Annually, Thrivent Financial files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2016 values was completed on May 26, 2017 and Thrivent Financial received a response from the NAIC that did not disallow the valuation method.
As of December 31, 2017 and 2016, the gross and admitted values were $319 million and $261 million, respectively. Of those amounts, $157 million and $156 million, as of December 31, 2017 and 2016, respectively, related to Holdings’ ownership of an insurance entity. The remaining $162 million and $105 million as of December 31, 2017 and 2016, respectively, reflect Holdings’ ownership interest in non-insurance entities.
Other Related Party Transactions
Thrivent Financial also has invested $304 million and $116 million in mutual funds that are part of the Thrivent Financial mutual fund family as of December 31, 2017 and 2016, respectively.
Thrivent Financial provides administrative services on behalf of its subsidiaries in accordance with intercompany service agreements. The total value of services provided under these agreements totaled $79 million, $104 million and $92 million for the years ended December 31, 2017, 2016 and 2015, respectively. The net receivables due from affiliates for the years ended December 31, 2017 and 2016 were $12 million and $15 million, respectively, which is included in other assets in the Statutory-Basis Financial Statements of Assets, Liabilities and Surplus.
Thrivent Financial has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, Thrivent Financial paid commissions, bonuses and other benefits to the affiliate totaling $81 million, $99 million and $111 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Thrivent Financial is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are primarily invested. Advisor fees in the amount of $170 million, $151 million and $150 million for the years ended December 31, 2017, 2016 and 2015, respectively, were included in separate account fees in the Statutory-Basis Statement of Operations.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation
The preceding statutory-basis financial statements of Thrivent Financial have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.
Bonds and Preferred Stocks
For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation, continued
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2017 and 2016 and for the three years ended December 31, 2017, have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and
Contract Owners of Thrivent Variable Annuity Account II
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Thrivent Variable Annuity Account II, as indicated in Note 1, offered through Single Premium Immediate Variable Annuity Contract sponsored by Thrivent Financial for Lutherans, as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assetsfor each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Thrivent Variable Annuity Account II as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the management of Thrivent Financial for Lutherans. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Thrivent Variable Annuity Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the subaccounts in Thrivent Variable Annuity Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 27, 2018
We have served as the auditor of one or more investment companies in THRIVENTVC since 2014.

THRIVENT VARIABLE ANNUITY ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2017
Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Net Assets	Reserves for contracts in annuity payment period	Accumulation units outstanding	Unit value (accumulation)	Series funds, at cost	Series funds shares owned
Aggressive Allocation Subaccount	$ 1,003,142	$ 29,295	$ 1,032,437	$ 1,032,437	44,287	$22.65	$ 718,875	57,304
Balanced Income Plus Subaccount	$ 2,482,722	$550,789	$ 3,033,511	$ 3,033,511	67,247	$36.92	$ 2,412,809	161,546
Diversified Income Plus Subaccount	$ 1,599,553	$128,993	$ 1,728,546	$ 1,728,546	73,967	$21.63	$ 1,397,435	194,401
Government Bond Subaccount	$ 414,969	$103,296	$ 518,265	$ 518,265	18,348	$22.62	$ 395,886	37,906
Growth and Income Plus Subaccount	$ 142,773	$ 3,793	$ 146,566	$ 146,566	10,230	$13.96	$ 123,352	12,517
High Yield Subaccount	$ 1,497,098	$112,322	$ 1,609,420	$ 1,609,420	60,120	$24.90	$ 1,502,765	308,407
Income Subaccount	$ 895,708	$ 86,971	$ 982,679	$ 982,679	48,532	$18.46	$ 871,801	86,723
Large Cap Growth Subaccount	$ 2,136,838	$162,036	$ 2,298,874	$ 2,298,874	80,489	$26.55	$ 1,018,352	60,177
Large Cap Index Subaccount	$ 2,776,229	$608,138	$ 3,384,367	$ 3,384,367	51,593	$53.81	$ 1,722,579	75,122
Large Cap Stock Subaccount	$ 1,830,645	$200,511	$ 2,031,156	$ 2,031,156	110,023	$16.64	$ 1,224,374	127,355
Large Cap Value Subaccount	$ 666,844	$ 95,780	$ 762,624	$ 762,624	21,414	$31.14	$ 418,731	35,153
Limited Maturity Bond Subaccount	$ 309,947	$ 37,859	$ 347,806	$ 347,806	23,900	$12.97	$ 310,636	31,414
Low Volatility Equity	$ —	$ —	$ —	$ —	—	$10.92	$ —	—
Mid Cap Index Subaccount	$ 770,788	$ 73,290	$ 844,078	$ 844,078	21,158	$36.43	$ 550,772	40,599
Mid Cap Stock Subaccount	$ 1,753,995	$141,817	$ 1,895,812	$ 1,895,812	50,917	$34.45	$ 1,272,715	84,257
Moderate Allocation Subaccount	$14,038,161	$894,946	$14,933,107	$14,933,107	731,084	$19.20	$11,388,461	931,740
Moderately Aggressive Allocation Subaccount	$ 8,376,022	$445,697	$ 8,821,719	$ 8,821,719	399,303	$20.98	$ 6,442,993	510,783
Moderately Conservative Allocation Subaccount	$ 5,460,372	$405,361	$ 5,865,733	$ 5,865,733	322,464	$16.93	$ 4,708,042	401,009
Money Market Subaccount	$ 134,794	$ 20,733	$ 155,527	$ 155,527	135,399	$ 1.00	$ 134,794	134,794
Multidimensional Income	$ —	$ —	$ —	$ —	—	$10.26	$ —	—
Opportunity Income Plus Subaccount	$ 209,221	$ 19,419	$ 228,640	$ 228,640	13,957	$14.99	$ 207,109	20,511
Partner All Cap Subaccount	$ 473,704	$ 23,217	$ 496,921	$ 496,921	20,952	$22.61	$ 354,755	30,473
Partner Emerging Markets Equity Subaccount	$ 91,043	$ 2,564	$ 93,607	$ 93,607	6,540	$13.92	$ 68,081	6,305
Partner Growth Stock Subaccount	$ 171,682	$ 41,901	$ 213,583	$ 213,583	5,217	$32.91	$ 99,416	7,217
Partner Healthcare Subaccount	$ 216,295	$ 16,814	$ 233,109	$ 233,109	9,987	$21.66	$ 179,972	12,095
Partner Worldwide Allocation Subaccount	$ 719,694	$ 99,137	$ 818,831	$ 818,831	61,246	$11.75	$ 527,403	65,293
Real Estate Securities Subaccount	$ 518,194	$ 35,038	$ 553,232	$ 553,232	13,545	$38.26	$ 360,943	21,410
Small Cap Index Subaccount	$ 1,792,391	$332,869	$ 2,125,260	$ 2,125,260	23,695	$75.64	$ 1,368,800	93,373
Small Cap Stock Subaccount	$ 1,048,327	$ 66,256	$ 1,114,583	$ 1,114,583	32,796	$31.96	$ 737,938	49,902
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017
Subaccount	Investment Income	Expenses	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends	Mortality & expense risk charges		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation Subaccount	$ 7,450	$ (12,598)	$ (5,148)	$ 41,829	$ 4,913	$ 142,876	$ 189,618	$ 184,470
Balanced Income Plus Subaccount	$ 59,751	$ (32,115)	$ 27,636	$ (5,228)	$ —	$ 230,896	$ 225,668	$ 253,304
Diversified Income Plus Subaccount	$ 49,914	$ (20,404)	$ 29,510	$ 25,897	$ —	$ 70,618	$ 96,515	$ 126,025
Government Bond Subaccount	$ 9,156	$ (5,668)	$ 3,488	$ 4,468	$ —	$ 48	$ 4,516	$ 8,004
Growth and Income Plus Subaccount	$ 2,796	$ (1,796)	$ 1,000	$ 1,813	$ —	$ 14,305	$ 16,118	$ 17,118
High Yield Subaccount	$ 85,593	$ (19,558)	$ 66,035	$ (1,103)	$ —	$ 29,291	$ 28,188	$ 94,223
Income Subaccount	$ 31,520	$ (11,820)	$ 19,700	$ 2,832	$ 2,162	$ 21,629	$ 26,623	$ 46,323
Large Cap Growth Subaccount	$ 7,571	$ (25,886)	$(18,315)	$148,000	$ 604	$ 367,326	$ 515,930	$ 497,615
Large Cap Index Subaccount	$ 37,180	$ (34,574)	$ 2,606	$163,507	$ 17,259	$ 321,798	$ 502,564	$ 505,170
Large Cap Stock Subaccount	$ 23,476	$ (22,802)	$ 674	$ 86,485	$ 11,437	$ 229,417	$ 327,339	$ 328,013
Large Cap Value Subaccount	$ 9,136	$ (8,261)	$ 875	$ 39,629	$ 18,434	$ 40,342	$ 98,405	$ 99,280
Limited Maturity Bond Subaccount	$ 6,611	$ (4,182)	$ 2,429	$ (181)	$ —	$ 2,340	$ 2,159	$ 4,588
Low Volatility Equity	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Mid Cap Index Subaccount	$ 7,229	$ (9,877)	$ (2,648)	$ 38,152	$ 25,924	$ 44,413	$ 108,489	$ 105,841
Mid Cap Stock Subaccount	$ 6,087	$ (21,561)	$(15,474)	$ 69,881	$137,213	$ 88,671	$ 295,765	$ 280,291
Moderate Allocation Subaccount	$231,599	$(177,180)	$ 54,419	$317,463	$ 79,716	$1,103,386	$1,500,565	$1,554,984
Moderately Aggressive Allocation Subaccount	$103,825	$(105,948)	$ (2,123)	$293,930	$ 60,598	$ 860,928	$1,215,456	$1,213,333
Moderately Conservative Allocation Subaccount	$ 99,163	$ (70,312)	$ 28,851	$127,051	$ 51,245	$ 238,090	$ 416,386	$ 445,237
Money Market Subaccount	$ 720	$ (1,827)	$ (1,107)	$ —	$ —	$ —	$ —	$ (1,107)
Multidimensional Income	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Opportunity Income Plus Subaccount	$ 7,361	$ (2,712)	$ 4,649	$ 234	$ —	$ 2,315	$ 2,549	$ 7,198
Partner All Cap Subaccount	$ 2,356	$ (5,948)	$ (3,592)	$ 14,201	$ —	$ 70,533	$ 84,734	$ 81,142
Partner Emerging Markets Equity Subaccount	$ 612	$ (1,110)	$ (498)	$ 2,127	$ —	$ 18,637	$ 20,764	$ 20,266
Partner Growth Stock Subaccount	$ 153	$ (2,146)	$ (1,993)	$ 13,955	$ 1,894	$ 33,525	$ 49,374	$ 47,381
Partner Healthcare Subaccount	$ 606	$ (2,811)	$ (2,205)	$ 5,017	$ —	$ 34,348	$ 39,365	$ 37,160
Partner Worldwide Allocation Subaccount	$ 15,740	$ (9,299)	$ 6,441	$ 34,417	$ —	$ 108,850	$ 143,267	$ 149,708
Real Estate Securities Subaccount	$ 9,724	$ (7,406)	$ 2,318	$ 43,985	$ 703	$ (19,706)	$ 24,982	$ 27,300
Small Cap Index Subaccount	$ 15,449	$ (22,491)	$ (7,042)	$ 61,376	$104,398	$ 39,117	$ 204,891	$ 197,849
Small Cap Stock Subaccount	$ 3,525	$ (12,668)	$ (9,143)	$ 38,786	$ 59,552	$ 94,803	$ 193,141	$ 183,998
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation Subaccount	$ (5,148)	$ 46,742	$ 142,876	$ 184,470	$—	$ (136,219)	$ 7,040	$ (35,926)	$ (165,105)	$ 19,365	$ 1,013,072	$ 1,032,437
Balanced Income Plus Subaccount	$ 27,636	$ (5,228)	$ 230,896	$ 253,304	$—	$ (331,124)	$ 57,490	$ (93,964)	$ (367,598)	$(114,294)	$ 3,147,805	$ 3,033,511
Diversified Income Plus Subaccount	$ 29,510	$ 25,897	$ 70,618	$ 126,025	$—	$ (145,959)	$ 11,922	$ (45,548)	$ (179,585)	$ (53,560)	$ 1,782,106	$ 1,728,546
Government Bond Subaccount	$ 3,488	$ 4,468	$ 48	$ 8,004	$—	$ (77,531)	$ (12,972)	$ (13,370)	$ (103,873)	$ (95,869)	$ 614,134	$ 518,265
Growth and Income Plus Subaccount	$ 1,000	$ 1,813	$ 14,305	$ 17,118	$—	$ (11,939)	$ (2,871)	$ (5,204)	$ (20,014)	$ (2,896)	$ 149,462	$ 146,566
High Yield Subaccount	$ 66,035	$ (1,103)	$ 29,291	$ 94,223	$—	$ (184,893)	$ (12,285)	$ (18,605)	$ (215,783)	$(121,560)	$ 1,730,980	$ 1,609,420
Income Subaccount	$ 19,700	$ 4,994	$ 21,629	$ 46,323	$—	$ (126,570)	$ 6,749	$ (14,886)	$ (134,707)	$ (88,384)	$ 1,071,063	$ 982,679
Large Cap Growth Subaccount	$(18,315)	$148,604	$ 367,326	$ 497,615	$—	$ (261,447)	$ 23,193	$ (23,382)	$ (261,636)	$ 235,979	$ 2,062,895	$ 2,298,874
Large Cap Index Subaccount	$ 2,606	$180,766	$ 321,798	$ 505,170	$—	$ (387,494)	$145,631	$ (73,117)	$ (314,980)	$ 190,190	$ 3,194,177	$ 3,384,367
Large Cap Stock Subaccount	$ 674	$ 97,922	$ 229,417	$ 328,013	$—	$ (256,064)	$ 28,326	$ (28,650)	$ (256,388)	$ 71,625	$ 1,959,531	$ 2,031,156
Large Cap Value Subaccount	$ 875	$ 58,063	$ 40,342	$ 99,280	$—	$ (97,774)	$ 21,485	$ (14,578)	$ (90,867)	$ 8,413	$ 754,211	$ 762,624
Limited Maturity Bond Subaccount	$ 2,429	$ (181)	$ 2,340	$ 4,588	$—	$ (48,699)	$ 7,646	$ (7,873)	$ (48,926)	$ (44,338)	$ 392,144	$ 347,806
Low Volatility Equity	$ —	$ —	$ —	$ —	$—	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Mid Cap Index Subaccount	$ (2,648)	$ 64,076	$ 44,413	$ 105,841	$—	$ (130,316)	$ 14,992	$ (22,452)	$ (137,776)	$ (31,935)	$ 876,013	$ 844,078
Mid Cap Stock Subaccount	$(15,474)	$207,094	$ 88,671	$ 280,291	$—	$ (221,929)	$ 15,816	$ (50,029)	$ (256,142)	$ 24,149	$ 1,871,663	$ 1,895,812
Moderate Allocation Subaccount	$ 54,419	$397,179	$1,103,386	$1,554,984	$—	$(1,521,299)	$210,473	$(311,678)	$(1,622,504)	$ (67,520)	$15,000,627	$14,933,107
Moderately Aggressive Allocation Subaccount	$ (2,123)	$354,528	$ 860,928	$1,213,333	$—	$(1,325,372)	$ 11,315	$(165,874)	$(1,479,931)	$(266,598)	$ 9,088,317	$ 8,821,719
Moderately Conservative Allocation Subaccount	$ 28,851	$178,296	$ 238,090	$ 445,237	$—	$ (769,522)	$ 65,697	$(211,440)	$ (915,265)	$(470,028)	$ 6,335,761	$ 5,865,733
Money Market Subaccount	$ (1,107)	$ —	$ —	$ (1,107)	$—	$ (19,256)	$ 3,722	$ (3,896)	$ (19,430)	$ (20,537)	$ 176,064	$ 155,527
Multidimensional Income	$ —	$ —	$ —	$ —	$—	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Opportunity Income Plus Subaccount	$ 4,649	$ 234	$ 2,315	$ 7,198	$—	$ (20,484)	$ 3,506	$ (6,763)	$ (23,741)	$ (16,543)	$ 245,183	$ 228,640
Partner All Cap Subaccount	$ (3,592)	$ 14,201	$ 70,533	$ 81,142	$—	$ (40,666)	$ 1,282	$ (28,389)	$ (67,773)	$ 13,369	$ 483,552	$ 496,921
Partner Emerging Markets Equity Subaccount	$ (498)	$ 2,127	$ 18,637	$ 20,266	$—	$ (5,236)	$ 1,088	$ (4,937)	$ (9,085)	$ 11,181	$ 82,426	$ 93,607
Partner Growth Stock Subaccount	$ (1,993)	$ 15,849	$ 33,525	$ 47,381	$—	$ (30,320)	$ 16,610	$ (6,646)	$ (20,356)	$ 27,025	$ 186,558	$ 213,583
Partner Healthcare Subaccount	$ (2,205)	$ 5,017	$ 34,348	$ 37,160	$—	$ (25,575)	$ 5,369	$ (5,449)	$ (25,655)	$ 11,505	$ 221,604	$ 233,109
Partner Worldwide Allocation Subaccount	$ 6,441	$ 34,417	$ 108,850	$ 149,708	$—	$ (105,256)	$ 23,163	$ (41,773)	$ (123,866)	$ 25,842	$ 792,989	$ 818,831
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS, continued
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Adjustments to annuity reserves	Transfers between subaccounts
Real Estate Securities Subaccount	$ 2,318	$ 44,688	$(19,706)	$ 27,300	$—	$ (90,319)	$ (8,074)	$(51,388)	$(149,781)	$(122,481)	$ 675,713	$ 553,232
Small Cap Index Subaccount	$(7,042)	$165,774	$ 39,117	$197,849	$—	$(233,372)	$57,366	$(55,367)	$(231,373)	$ (33,524)	$2,158,784	$2,125,260
Small Cap Stock Subaccount	$(9,143)	$ 98,338	$ 94,803	$183,998	$—	$(110,759)	$18,786	$(31,290)	$(123,263)	$ 60,735	$1,053,848	$1,114,583
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation Subaccount	$ (3,246)	$120,637	$ (17,536)	$ 99,855	$ —	$ (390,083)	$ 6,751	$ (31,340)	$ (414,672)	$(314,817)	$ 1,327,889	$ 1,013,072
Balanced Income Plus Subaccount	$ 36,699	$ 52,263	$ 61,652	$ 150,614	$ —	$ (418,707)	$ 63,295	$ (44,318)	$ (399,730)	$(249,116)	$ 3,396,921	$ 3,147,805
Diversified Income Plus Subaccount	$ 37,918	$ 20,290	$ 38,004	$ 96,212	$ —	$ (156,853)	$ 19,072	$ (65,494)	$ (203,275)	$(107,063)	$ 1,889,169	$ 1,782,106
Government Bond Subaccount	$ 2,518	$ 10,019	$ (7,923)	$ 4,614	$ —	$ (97,106)	$ 1,618	$ (32,430)	$ (127,918)	$(123,304)	$ 737,438	$ 614,134
Growth and Income Plus Subaccount	$ 1,417	$ 2,852	$ 3,182	$ 7,451	$ —	$ (15,276)	$ 1,763	$ (3,948)	$ (17,461)	$ (10,010)	$ 159,472	$ 149,462
High Yield Subaccount	$ 72,200	$ (13,728)	$ 116,117	$ 174,589	$ —	$ (196,938)	$ 35,903	$ (19,543)	$ (180,578)	$ (5,989)	$ 1,736,969	$ 1,730,980
Income Subaccount	$ 23,678	$ 3,207	$ 26,216	$ 53,101	$ —	$ (161,332)	$ 19,975	$ (13,574)	$ (154,931)	$(101,830)	$ 1,172,893	$ 1,071,063
Large Cap Growth Subaccount	$(14,773)	$302,223	$(355,969)	$ (68,519)	$ —	$ (256,709)	$ 20,959	$ (36,813)	$ (272,563)	$(341,082)	$ 2,403,977	$ 2,062,895
Large Cap Index Subaccount	$ 18,566	$144,542	$ 105,120	$ 268,228	$ 61,535	$ (455,587)	$ 75,126	$ (60,769)	$ (379,695)	$(111,467)	$ 3,305,644	$ 3,194,177
Large Cap Stock Subaccount	$ 74	$ 58,164	$ 6,668	$ 64,906	$ —	$ (274,996)	$ 29,689	$ (52,661)	$ (297,968)	$(233,062)	$ 2,192,593	$ 1,959,531
Large Cap Value Subaccount	$ 768	$ 74,223	$ 22,896	$ 97,887	$ —	$ (110,879)	$ 17,525	$ (17,204)	$ (110,558)	$ (12,671)	$ 766,882	$ 754,211
Limited Maturity Bond Subaccount	$ 2,740	$ (795)	$ 4,389	$ 6,334	$ —	$ (62,785)	$ 4,926	$ (11,529)	$ (69,388)	$ (63,054)	$ 455,198	$ 392,144
Mid Cap Index Subaccount	$ (2,729)	$ 59,795	$ 79,860	$ 136,926	$ —	$ (91,897)	$ 15,831	$ 3,158	$ (72,908)	$ 64,018	$ 811,995	$ 876,013
Mid Cap Stock Subaccount	$(13,801)	$203,822	$ 198,193	$ 388,214	$ —	$ (241,093)	$ 37,746	$ (38,339)	$ (241,686)	$ 146,528	$ 1,725,135	$ 1,871,663
Moderate Allocation Subaccount	$ 66,118	$564,633	$ 424,293	$1,055,044	$ —	$(1,781,223)	$202,113	$(382,434)	$(1,961,544)	$(906,500)	$15,907,127	$15,000,627
Moderately Aggressive Allocation Subaccount	$ 16,007	$459,926	$ 249,562	$ 725,495	$113,704	$ (930,207)	$126,506	$(228,539)	$ (918,536)	$(193,041)	$ 9,281,358	$ 9,088,317
Moderately Conservative Allocation Subaccount	$ 29,892	$155,756	$ 183,263	$ 368,911	$ —	$ (975,145)	$ 35,048	$(163,638)	$(1,103,735)	$(734,824)	$ 7,070,585	$ 6,335,761
Money Market Subaccount	$ (2,146)	$ —	$ —	$ (2,146)	$ —	$ (18,487)	$ 4,069	$ (4,060)	$ (18,478)	$ (20,624)	$ 196,688	$ 176,064
Opportunity Income Plus Subaccount	$ 4,870	$ (282)	$ 6,430	$ 11,018	$ —	$ (20,670)	$ 3,814	$ 26,371	$ 9,515	$ 20,533	$ 224,650	$ 245,183
Partner All Cap Subaccount	$ (4,505)	$ 25,624	$ (1,798)	$ 19,321	$ —	$ (25,112)	$ 5,659	$ (26,492)	$ (45,945)	$ (26,624)	$ 510,176	$ 483,552
Partner Emerging Markets Equity Subaccount	$ (213)	$ 1,196	$ 8,572	$ 9,555	$ —	$ (7,675)	$ (1,458)	$ (15,015)	$ (24,148)	$ (14,593)	$ 97,019	$ 82,426
Partner Growth Stock Subaccount	$ (2,114)	$ 15,085	$ (14,097)	$ (1,126)	$ —	$ (22,938)	$ 5,764	$ (7,712)	$ (24,886)	$ (26,012)	$ 212,570	$ 186,558
Partner Healthcare Subaccount	$ 7,322	$ 15,803	$ (71,194)	$ (48,069)	$ —	$ (24,881)	$ (742)	$ (20,833)	$ (46,456)	$ (94,525)	$ 316,129	$ 221,604
Partner Worldwide Allocation Subaccount	$ 7,373	$ 14,252	$ (7,611)	$ 14,014	$ —	$ (113,127)	$ 6,599	$ (18,671)	$ (125,199)	$(111,185)	$ 904,174	$ 792,989
Real Estate Securities Subaccount	$ 1,568	$ 29,848	$ 8,248	$ 39,664	$ —	$ (77,601)	$ 10,366	$ (929)	$ (68,164)	$ (28,500)	$ 704,213	$ 675,713
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS, continued
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Adjustments to annuity reserves	Transfers between subaccounts
Small Cap Index Subaccount	$(4,441)	$162,150	$230,500	$388,209	$—	$(283,097)	$50,506	$(45,956)	$(278,547)	$109,662	$2,049,122	$2,158,784
Small Cap Stock Subaccount	$(8,597)	$ 61,281	$151,633	$204,317	$—	$(146,463)	$12,730	$(34,699)	$(168,432)	$ 35,885	$1,017,963	$1,053,848
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017
(1) ORGANIZATION
The Thrivent Variable Annuity Account II ( the Variable Account), is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has 29 subaccounts, each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as provided below. For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
Aggressive Allocation Subaccount	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Balanced Income Plus (m)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus Subaccount	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Government Bond (a)	Thrivent Series Fund, Inc. — Government Bond Portfolio
Growth and Income Plus (l)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
High Yield Subaccount	Thrivent Series Fund, Inc. — High Yield Portfolio
Income Subaccount	Thrivent Series Fund, Inc. — Income Portfolio
Large Cap Growth (h)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Large Cap Index Subaccount	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Large Cap Stock (g, i, j, k)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Value Subaccount	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Limited Maturity Bond Subaccount	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Low Volatility Equity (b)	Thrivent Series Fund, Inc. — Low Volatility Equity Portfolio
Mid Cap Index Subaccount	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Mid Cap Stock (e, f)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Moderate Allocation Subaccount	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Aggressive Allocation Subaccount	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderately Conservative Allocation Subaccount	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Money Market Subaccount	Thrivent Series Fund, Inc. — Money Market Portfolio
Multidimensional Income (b)	Thrivent Series Fund, Inc. — Multidimensional Income Portfolio
Opportunity Income Plus (n)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner All Cap Subaccount	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Partner Emerging Markets Equity Subaccount	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Partner Growth Stock Subaccount	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Partner Healthcare Subaccount	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Worldwide Allocation Subaccount	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
Subaccount	Series
Real Estate Securities Subaccount	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Index Subaccount	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Small Cap Stock (c, d)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio

(a)	Formerly known as Bond Index, name change effective August 28, 2017.
(b)	Statement of operations and of changes in net assets for the period April 28, 2017 (commencement of operations) to December 31, 2017.
(c)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(d)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.
(e)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(f)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(g)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(h)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
(i)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(j)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(k)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(l)	Formerly known as Equity Income Plus, name change effective August 16, 2013.
(m)	Formerly known as Balanced, name change effective August 16, 2013.
(n)	Formerly known as Mortgage Securities, name change effective August 16, 2013.
The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund single premium immediate variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the single premium immediate variable annuity contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Valuation of Investments
The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.
Annuity Reserves
Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 2000 IAM mortality table and the 2012 IAR mortality table. The reserve rate is the maximum Single Premium Immediate Annuity (SPIA) valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reflected as a payable to Thrivent Financial on the statement of assets and liabilities. If additional reserves are required, a receivable from Thrivent Financial is reflected on the statement of assets and liabilities.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES
Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.
The maximum commuted value charge (if surrendered) is 2%. The net amount received upon surrender is the commuted value. For the variable subaccounts, the commuted value is calculated using an interest rate of 0.5% greater than the assumed interest return selected. The withdrawal and surrender charges are deducted by redeeming units of the subaccounts of the Variable Account.
The contract owner may make twelve transfers between investment options per contract year, but thereafter, each transfer is subject to a $25 transfer charge. Transfers from the fixed account are not allowed.
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.25% of the average daily net assets of the Variable Account.
Additionally, during the year ended December 31, 2017, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the Funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions in units (including transfers among subaccounts) were as follows:
	Units Outstanding at January 1, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2017
Aggressive Allocation Subaccount	75,612	9	(23,126)	52,495	—	(8,208)	44,287
Balanced Income Plus Subaccount	93,710	3,020	(17,432)	79,298	82	(12,133)	67,247
Diversified Income Plus Subaccount	94,585	562	(12,002)	83,145	1,365	(10,543)	73,967
Government Bond Subaccount	28,065	147	(5,828)	22,384	3	(4,039)	18,348
Growth and Income Plus Subaccount	13,131	13	(1,624)	11,520	—	(1,290)	10,230
High Yield Subaccount	78,237	23	(9,793)	68,467	4	(8,351)	60,120
Income Subaccount	66,297	44	(9,988)	56,353	5	(7,826)	48,532
Large Cap Growth Subaccount	106,688	236	(14,637)	92,287	6	(11,804)	80,489
Large Cap Index Subaccount	71,755	2,412	(13,269)	60,898	20	(9,325)	51,593

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued
	Units Outstanding at January 1, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2017
Large Cap Stock Subaccount	153,496	72	(25,033)	128,535	13	(18,525)	110,023
Large Cap Value Subaccount	30,730	31	(5,393)	25,368	5	(3,959)	21,414
Limited Maturity Bond Subaccount	34,119	9	(5,845)	28,283	—	(4,383)	23,900
Low Volatility Equity	—	—	—	—	—	—	—
Mid Cap Index Subaccount	28,777	848	(3,915)	25,710	55	(4,607)	21,158
Mid Cap Stock Subaccount	70,985	51	(11,482)	59,554	4	(8,641)	50,917
Moderate Allocation Subaccount	963,649	3,756	(135,694)	831,711	5,598	(106,225)	731,084
Moderately Aggressive Allocation Subaccount	537,169	7,745	(69,057)	475,857	2,673	(79,227)	399,303
Moderately Conservative Allocation Subaccount	457,684	589	(75,284)	382,989	3,929	(64,454)	322,464
Money Market Subaccount	180,924	1,491	(23,834)	158,581	—	(23,182)	135,399
Multidimensional Income	—	—	—	—	—	—	—
Opportunity Income Plus Subaccount	15,391	2,131	(1,719)	15,803	—	(1,846)	13,957
Partner All Cap Subaccount	27,100	1	(2,854)	24,247	3	(3,298)	20,952
Partner Emerging Markets Equity Subaccount	9,390	7	(2,066)	7,331	—	(791)	6,540
Partner Growth Stock Subaccount	7,747	—	(1,281)	6,466	—	(1,249)	5,217
Partner Healthcare Subaccount	13,729	6	(2,291)	11,444	—	(1,457)	9,987
Partner Worldwide Allocation Subaccount	88,687	340	(14,394)	74,633	—	(13,387)	61,246
Real Estate Securities Subaccount	19,499	438	(2,634)	17,303	—	(3,758)	13,545
Small Cap Index Subaccount	33,560	897	(6,639)	27,818	16	(4,139)	23,695
Small Cap Stock Subaccount	45,806	43	(8,153)	37,696	—	(4,900)	32,796
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2017 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation Subaccount	$ 12,364	$ 184,744
Balanced Income Plus Subaccount	62,181	459,633
Diversified Income Plus Subaccount	79,084	241,080
Government Bond Subaccount	9,156	96,569
Growth and Income Plus Subaccount	2,796	18,939
High Yield Subaccount	85,593	223,056
Income Subaccount	33,682	153,276
Large Cap Growth Subaccount	8,174	310,714
Large Cap Index Subaccount	55,070	495,816

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued
Subaccount	Purchases	Sales
Large Cap Stock Subaccount	34,913	307,516
Large Cap Value Subaccount	27,570	120,613
Limited Maturity Bond Subaccount	6,611	60,754
Low Volatility Equity	—	—
Mid Cap Index Subaccount	34,524	164,017
Mid Cap Stock Subaccount	143,300	293,520
Moderate Allocation Subaccount	411,373	2,110,216
Moderately Aggressive Allocation Subaccount	209,981	1,642,752
Moderately Conservative Allocation Subaccount	213,020	1,113,886
Money Market Subaccount	720	24,980
Multidimensional Income	—	—
Opportunity Income Plus Subaccount	7,361	29,959
Partner All Cap Subaccount	2,377	75,025
Partner Emerging Markets Equity Subaccount	612	11,284
Partner Growth Stock Subaccount	2,047	39,112
Partner Healthcare Subaccount	606	33,835
Partner Worldwide Allocation Subaccount	15,740	156,328
Real Estate Securities Subaccount	10,427	149,113
Small Cap Index Subaccount	120,539	311,922
Small Cap Stock Subaccount	63,076	154,717
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2017, except as indicated in Note 1, follows:
Subaccount	2017	2016	2015	2014	2013
Aggressive Allocation Subaccount
Units	44,287	52,495	75,612	87,656	104,437
Unit value	$ 22.65	18.87	$ 17.36	$ 17.65	$ 16.86
Net assets	$1,032,437	$1,013,072	$1,327,889	$1,559,305	$1,751,542
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.74%	0.98%	1.05%	0.44%	1.25%
Total return (c)	20.01%	8.75%	(1.68)%	4.71%	25.48%
Balanced Income Plus Subaccount
Units	67,247	79,298	93,710	108,719	125,355
Unit value	$ 36.92	33.48	$ 31.66	$ 32.10	$ 30.65
Net assets	$3,033,511	$3,147,805	$3,396,921	$3,844,618	$4,148,204
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	2.32%	2.57%	2.14%	1.58%	1.85%
Total return (c)	10.29%	5.73%	(1.38)%	4.76%	16.48%

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Diversified Income Plus Subaccount
Units	73,967	83,145	94,585	91,525	102,980
Unit value	$ 21.63	20.03	$ 18.94	$ 19.16	$ 18.61
Net assets	$1,728,546	$1,782,106	$1,889,169	$1,836,337	$1,986,195
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	3.05%	3.45%	3.12%	2.97%	2.37%
Total return (c)	7.99%	5.75%	(1.17)%	2.98%	9.79%
Government Bond Subaccount
Units	18,348	22,384	28,065	33,921	42,210
Unit value	$ 22.62	22.24	$ 22.19	$ 22.29	$ 21.19
Net assets	$ 518,265	$ 614,134	$ 737,438	$ 864,556	$ 981,319
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	2.02%	1.69%	1.78%	2.22%	1.94%
Total return (c)	1.68%	0.23%	(0.46)%	5.20%	(3.68)%
Growth and Income Plus Subaccount
Units	10,230	11,520	13,131	14,984	16,432
Unit value	$ 13.96	12.40	$ 11.77	$ 12.02	$ 11.90
Net assets	$ 146,566	$ 149,462	$ 159,472	$ 184,364	$ 198,699
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.94%	2.22%	2.11%	2.52%	2.08%
Total return (c)	12.60%	5.31%	(2.04)%	0.94%	19.73%
High Yield Subaccount
Units	60,120	68,467	78,237	84,082	78,781
Unit value	$ 24.90	23.46	$ 21.07	$ 21.92	$ 21.77
Net assets	$1,609,420	$1,730,980	$1,736,969	$1,913,717	$1,764,629
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	5.46%	5.69%	5.74%	5.88%	6.29%
Total return (c)	6.14%	11.36%	(3.90)%	0.70%	5.58%
Income Subaccount
Units	48,532	56,353	66,297	77,276	89,505
Unit value	$ 18.46	17.58	$ 16.78	$ 17.11	$ 16.24
Net assets	$ 982,679	$1,071,063	$1,172,893	$1,372,358	$1,491,920
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	3.33%	3.44%	3.67%	3.76%	3.76%
Total return (c)	4.97%	4.77%	(1.91)%	5.36%	(1.31)%
Large Cap Growth Subaccount
Units	80,489	92,287	106,688	115,464	133,925
Unit value	$ 26.55	20.85	$ 21.43	$ 19.64	$ 17.92
Net assets	$2,298,874	$2,062,895	$2,403,977	$2,355,730	$2,459,708
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.36%	0.52%	0.41%	0.60%	0.62%
Total return (c)	27.34%	(2.70)%	9.11%	9.61%	34.45%

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Large Cap Index Subaccount
Units	51,593	60,898	71,755	80,472	95,438
Unit value	$ 53.81	44.86	$ 40.67	$ 40.73	$ 36.41
Net assets	$3,384,367	$3,194,177	$3,305,644	$3,611,857	$3,738,573
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.34%	1.92%	1.34%	1.42%	1.67%
Total return (c)	19.96%	10.29%	(0.14)%	11.84%	30.17%
Large Cap Stock Subaccount
Units	110,023	128,535	153,496	164,783	195,729
Unit value	$ 16.64	13.91	$ 13.36	$ 13.12	$ 12.61
Net assets	$2,031,156	$1,959,531	$2,192,593	$2,278,615	$2,561,530
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.28%	1.25%	1.15%	0.88%	1.14%
Total return (c)	19.66%	4.11%	1.83%	3.98%	27.99%
Large Cap Value Subaccount
Units	21,414	25,368	30,730	35,643	40,975
Unit value	$ 31.14	26.80	$ 23.11	$ 24.25	$ 22.53
Net assets	$ 762,624	$ 754,211	$ 766,882	$ 922,890	$ 959,945
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.38%	1.37%	1.27%	1.22%	1.52%
Total return (c)	16.19%	15.98%	(4.73)%	7.68%	30.18%
Limited Maturity Bond Subaccount
Units	23,900	28,283	34,119	42,395	49,446
Unit value	$ 12.97	12.80	$ 12.60	$ 12.67	$ 12.61
Net assets	$ 347,806	$ 392,144	$ 455,198	$ 562,367	$ 641,659
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.97%	1.94%	1.67%	1.71%	1.51%
Total return (c)	1.34%	1.56%	(0.52)%	0.42%	(0.79)%
Low Volatility Equity
Units	—	—	—	—	—
Unit value	$ 10.92	—	—	—	—
Net assets	$ 0	—	—	—	—
Ratio of expenses to net assets (a)	1.25%	—%	—%	—%	—%
Investment income ratio (b)	0.00%	—%	—%	—%	—%
Total return (c)	9.19%	—%	—%	—%	—%
Mid Cap Index Subaccount
Units	21,158	25,710	28,777	26,901	28,819
Unit value	$ 36.43	31.80	$ 26.74	$ 27.78	$ 25.74
Net assets	$ 844,078	$ 876,013	$ 811,995	$ 793,946	$ 775,991
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.91%	0.90%	0.70%	0.74%	0.91%
Total return (c)	14.54%	18.94%	(3.73)%	7.92%	31.27%

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Mid Cap Stock Subaccount
Units	50,917	59,554	70,985	29,811	35,392
Unit value	$ 34.45	29.31	$ 23.06	$ 23.33	$ 21.11
Net assets	$ 1,895,812	$ 1,871,663	$ 1,725,135	$ 723,828	$ 763,266
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.35%	0.38%	0.38%	0.32%	0.37%
Total return (c)	17.52%	27.12%	(1.16)%	10.54%	33.81%
Moderate Allocation Subaccount
Units	731,084	831,711	963,649	1,054,871	1,134,620
Unit value	$ 19.20	17.21	$ 16.01	$ 16.30	$ 15.59
Net assets	$14,933,107	$15,000,627	$15,907,127	$17,561,857	$17,960,353
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.63%	1.70%	1.50%	1.11%	1.52%
Total return (c)	11.56%	7.54%	(1.80)%	4.56%	13.69%
Moderately Aggressive Allocation Subaccount
Units	399,303	475,857	537,169	577,091	573,542
Unit value	$ 20.98	18.19	$ 16.71	$ 17.04	$ 16.27
Net assets	$ 8,821,719	$ 9,088,317	$ 9,281,358	$10,075,129	$ 9,487,971
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.22%	1.44%	1.28%	0.83%	1.49%
Total return (c)	15.34%	8.86%	(1.98)%	4.73%	19.80%
Moderately Conservative Allocation Subaccount
Units	322,464	382,989	457,684	519,148	580,147
Unit value	$ 16.93	15.66	$ 14.78	$ 15.04	$ 14.46
Net assets	$ 5,865,733	$ 6,335,761	$ 7,070,585	$ 8,048,387	$ 8,601,496
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.76%	1.72%	1.73%	1.56%	1.50%
Total return (c)	8.16%	5.91%	(1.69)%	4.01%	7.66%
Money Market Subaccount
Units	135,399	158,581	180,924	202,656	245,038
Unit value	$ 1.00	1.00	$ 1.02	$ 1.03	$ 1.04
Net assets	$ 155,527	$ 176,064	$ 196,688	$ 224,384	$ 267,690
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.49%	0.00%	0.00%	0.00%	0.00%
Total return (c)	(0.74)%	(1.24)%	(1.24)%	(1.24)%	(1.24)%
Multidimensional Income
Units	—	—	—	—	—
Unit value	$ 10.26	—	—	—	—
Net assets	$ 0	—	—	—	—
Ratio of expenses to net assets (a)	1.25%	—%	—%	—%	—%
Investment income ratio (b)	0.00%	—%	—%	—%	—%
Total return (c)	2.64%	—%	—%	—%	—%

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Opportunity Income Plus Subaccount
Units	13,957	15,803	15,391	13,778	15,730
Unit value	$ 14.99	14.51	$ 13.81	$ 13.99	$ 13.69
Net assets	$228,640	$245,183	$224,650	$202,255	$222,518
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	3.39%	3.39%	3.39%	3.42%	2.50%
Total return (c)	3.33%	5.05%	(1.27)%	2.20%	(2.61)%
Partner All Cap Subaccount
Units	20,952	24,247	27,100	14,893	19,092
Unit value	$ 22.61	19.04	$ 18.22	$ 18.05	$ 16.28
Net assets	$496,921	$483,552	$510,176	$281,782	$318,270
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.49%	0.27%	0.24%	0.60%	0.76%
Total return (c)	18.76%	4.46%	0.99%	10.86%	31.20%
Partner Emerging Markets Equity Subaccount
Units	6,540	7,331	9,390	8,127	9,039
Unit value	$ 13.92	11.04	$ 10.02	$ 11.74	$ 12.17
Net assets	$ 93,607	$ 82,426	$ 97,019	$ 98,642	$112,938
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.69%	1.01%	1.09%	0.97%	1.03%
Total return (c)	26.07%	10.20%	(14.67)%	(3.50)%	(8.49)%
Partner Growth Stock Subaccount
Units	5,217	6,466	7,747	7,980	9,656
Unit value	$ 32.91	24.94	$ 24.92	$ 22.80	$ 21.28
Net assets	$213,583	$186,558	$212,570	$193,306	$210,654
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.09%	0.00%	0.00%	0.00%	0.03%
Total return (c)	31.96%	0.09%	9.28%	7.17%	37.12%
Partner Healthcare Subaccount
Units	9,987	11,444	13,729	11,576	11,612
Unit value	$ 21.66	18.36	$ 22.14	$ 21.43	$ 17.47
Net assets	$233,109	$221,604	$316,129	$256,637	$208,481
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.27%	4.17%	0.01%	0.00%	0.34%
Total return (c)	17.94%	(17.05)%	3.31%	22.69%	29.47%

THRIVENT VARIABLE ANNUITY ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Partner Worldwide Allocation Subaccount
Units	61,246	74,633	88,687	105,228	125,583
Unit value	$ 11.75	9.61	$ 9.41	$ 9.61	$ 10.28
Net assets	$ 818,831	$ 792,989	$ 904,174	$1,077,817	$1,349,834
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	2.11%	2.21%	2.50%	2.04%	0.03%
Total return (c)	22.31%	2.06%	(2.02)%	(6.53)%	14.87%
Real Estate Securities Subaccount
Units	13,545	17,303	19,499	22,899	26,292
Unit value	$ 38.26	36.56	$ 34.44	$ 33.94	$ 26.27
Net assets	$ 553,232	$ 675,713	$ 704,213	$ 803,206	$ 704,034
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	1.64%	1.49%	1.45%	1.45%	1.42%
Total return (c)	4.64%	6.17%	1.47%	29.20%	0.91%
Small Cap Index Subaccount
Units	23,695	27,818	33,560	38,056	43,524
Unit value	$ 75.64	67.70	$ 54.35	$ 56.26	$ 54.07
Net assets	$2,125,260	$2,158,784	$2,049,122	$2,365,766	$2,526,525
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.86%	1.00%	0.78%	0.75%	1.24%
Total return (c)	11.73%	24.56%	(3.39)%	4.05%	39.08%
Small Cap Stock Subaccount
Units	32,796	37,696	45,806	28,742	34,490
Unit value	$ 31.96	26.70	$ 21.46	$ 22.44	$ 21.69
Net assets	$1,114,583	$1,053,848	$1,017,963	$ 667,716	$ 777,728
Ratio of expenses to net assets (a)	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio (b)	0.35%	0.33%	0.34%	0.22%	0.36%
Total return (c)	19.73%	24.38%	(4.33)%	3.45%	34.21%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account.

PART C.    OTHER INFORMATION
Item 24.     Financial Statements and Exhibits
(a)	Financial Statements
	PART A:	None
(b)	PART B:	Financial Statements of Depositor. (*) Financial Statements of Thrivent Variable Annuity Account II (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Depositor authorizing the establishment of Thrivent Variable Annuity Account II (“Registrant”)	Initial registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on February 5, 1999
2	Not Applicable
3(a)	Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on October 29, 2002
(b)	Form of Distribution Agreement with Registered Representatives	Post-Effective Amendment No. 15 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 18, 2011
4(a)	Variable Annuity Contract	Post-Effective Amendment No. 5 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on February 27, 2001
Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on May 27, 1999
(b)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(c)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(d)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(e)	SIMPLE Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
5	Standard Application Form	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on May 27, 1999
6	Articles of Incorporation and Bylaws of the Depositor	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
7	Not Applicable
8	Participation Agreement between Depositor and the Thrivent Series Fund, Inc. as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed herewith
11	Not Applicable
12	Not Applicable
13	Power of Attorney for Bradford N. Creswell	Filed herewith
(*)	Filed herewith
Item 25.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs, III 412 W. Loomis Street Ludington, MI 49431	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Bradford N. Creswell 1200 Westlake Avenue N Suite 600 Seattle, WA 98109	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director

Name and Principal Business Address	Positions and Offices with Depositor
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Chair of the Board of Directors
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
Bradford L. Hewitt	Chief Executive Officer, Director
Randall L. Boushek	Chief Financial Officer and Treasurer
Teresa J. Rasmussen	President, Thrivent Financial
David S. Royal	Chief Investment Officer
James A. Thomsen	President, Thrivent Holdings
Terry W. Timm 4321 North Ballard Road Appleton, Wisconsin 54919	Chief Administrative Officer
Paul R. Johnston	General Counsel & Secretary
Christopher J. Kopka	President, Thrivent Church Solutions
James M. Odland	Vice President and Chief Compliance Officer
Mary S. Nease	Chief Human Resources Officer
Susan Oberman Smith	Chief Actuary
Item 26.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Wisconsin
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Deleware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
White Rose X Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP XI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Fund, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Thrivent White Rose Opportunity Fund, GP, LLC[2]	General Partner	Delware
Thrivent White Rose Opportunity Fund, GP, L.P.[3]	Private equity fund	Delware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent Education Funding, LLC	Limited Liability Company	Delaware
Thrivent Education Finance Group, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of Thrivent Financial Holdings, Inc., (“TFH”) which is a wholly owned subsidiary of Thrivent Financial. TFH owns 100% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.

The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 27.    Number of Contract Owners
There were 904 qualified contracts and 564 non-qualified contracts as of March 31, 2018.
Item 28.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director
Thomas L.Young	Director
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President of Supervision
David J. Kloster	Vice President
Timothy S. Meehan	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 30.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 31.    Management Services
Not Applicable.
Item 32.    Undertakings
Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-71853, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 27th day of April, 2018.
Thrivent Variable Annuity Account II (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt Chief Executive Officer and Director (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Bradford L. Hewitt	Chief Executive Officer and Director (Principal Executive Officer)	April 27, 2018
Bradford L. Hewitt		Date

/s/ Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 27, 2018
Randall L. Boushek		Date
A majority of the Board of Directors:*
N. Cornell Boggs, III	Kenneth A. Carow	Lynn Crump-Caine
Eric J. Draut	Kirk D. Farney	Mark A. Jeske
Frederick G. Kraegel	F. Mark Kuhlmann	Kathryn V. Marinello
Bradford N. Creswell	Bonnie E. Raquet	Alice M. Richter
Bradford L. Hewitt
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

/s/ James M. Odland	April 27, 2018
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT II
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.
EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
EX 99.24(b)13	Power of Attorney for Bradford N. Creswell